As filed with the Securities and Exchange Commission on March 23, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File No.   811-08261

                              MEMBERS MUTUAL FUNDS
                             5910 Mineral Point Road
                                Madison, WI 53705
                      (Registrant's Exact Name and Address)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (608) 238-5851

Date of fiscal year end:        October 31

Date of reporting period:       January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

[Logo of MEMBERS](TM)
   Mutual Funds

--------------------------------------------------------------------------------
                       MEMBERS(R) MUTUAL FUNDS
                       Quarterly Portfolio Holdings Report
                       January 31, 2009
--------------------------------------------------------------------------------

                       CONSERVATIVE ALLOCATION FUND

                       MODERATE ALLOCATION FUND

                       AGGRESSIVE ALLOCATION FUND

                       CASH RESERVES FUND

                       BOND FUND

                       HIGH INCOME FUND

                       DIVERSIFIED INCOME FUND

                       LARGE CAP VALUE FUND

                       LARGE CAP GROWTH FUND

                       MID CAP VALUE FUND

                       MID CAP GROWTH FUND

                       SMALL CAP VALUE FUND

                       SMALL CAP GROWTH FUND

                       INTERNATIONAL STOCK FUND

              This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

================================================================================
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        PAGE
                                                                        ----
PORTFOLIO OF INVESTMENTS

     Conservative Allocation Fund ..................................      1
     Moderate Allocation Fund ......................................      2
     Aggressive Allocation Fund ....................................      3
     Cash Reserves Fund ............................................      4
     Bond Fund .....................................................      5
     High Income Fund ..............................................      9
     Diversified Income Fund .......................................     14
     Large Cap Value Fund ..........................................     19
     Large Cap Growth Fund .........................................     21
     Mid Cap Value Fund ............................................     23
     Mid Cap Growth Fund ...........................................     26
     Small Cap Value Fund...........................................     28
     Small Cap Growth Fund..........................................     30
     International Stock Fund ......................................     33

NOTES TO PORTFOLIOS OF INVESTMENTS .................................     37

OTHER INFORMATION ..................................................     43

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted herein. Past performance does not guarantee future results. MEMBERS Mutual Funds are distributed by CUNA Brokerage Services, Inc. Office of Supervisory Jurisdiction, 2000 Heritage Way, Waverly IA 50677, member FINRA/SIPC.

================================================================================
 CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
INVESTMENT COMPANIES - 99.95%

              DEBT SECURITIES - 67.04%
    857,615   MEMBERS Bond Fund, Class Y (R)                      $   8,490,384
    507,039   MEMBERS High Income Fund, Class Y (R)                   2,986,457
    547,579   Oppenheimer International Bond Fund, Class Y            3,121,198
    373,469   T. Rowe Price Spectrum Income Fund                      3,783,241
                                                                  -------------
                                                                     18,381,280
                                                                  -------------

              EQUITY SECURITIES - 23.93%
     56,957   Fairholme Fund                                          1,181,280
    229,391   MEMBERS Large Cap Growth Fund,
              Class Y (R)                                             2,316,850
    173,319   MEMBERS Large Cap Value Fund,
              Class Y (R)                                             1,507,873
    164,002   Victory Special Value Fund, Class I                     1,556,382
                                                                  -------------
                                                                      6,562,385
                                                                  -------------

              FOREIGN EQUITY SECURITIES - 8.46%
    313,400   MEMBERS International Stock Fund,
              Class Y (R)                                             2,319,162
                                                                  -------------

              MONEY MARKET SECURITIES - 0.52%
    142,015   SSgA Prime Money Market Fund                              142,015
                                                                  -------------

              TOTAL INVESTMENT COMPANIES - 99.95%
              (Cost $33,794,450**)                                   27,404,842
                                                                  -------------

NET OTHER ASSETS AND LIABILITIES - 0.05%                                 12,892
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $  27,417,734
                                                                  =============

--------------------------------------------------------------

        **    Aggregate cost for Federal tax purposes was $34,695,003.
        (R)   Affiliated Company (see Note 6).                                `

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES - 100.08%

              ALTERNATIVE ASSET CLASSES - 5.44%
    153,896   Gateway Fund, Class Y                               $   3,576,544
                                                                  -------------
              DEBT SECURITIES - 40.12%
  1,210,017   MEMBERS Bond Fund, Class Y (R)                         11,979,173
  1,069,664   MEMBERS High Income Fund,
              Class Y (R)                                             6,300,320
    600,863   Oppenheimer International Bond Fund,
              Class Y                                                 3,424,921
    463,852   T. Rowe Price Spectrum Income Fund                      4,698,825
                                                                  -------------
                                                                     26,403,239
                                                                  -------------
              EQUITY SECURITIES - 38.42%
    162,715   Fairholme Fund                                          3,374,699
    763,076   MEMBERS Large Cap Growth Fund,
              Class Y (R)                                             7,707,068
    605,725   MEMBERS Large Cap Value Fund,
              Class Y (R)                                             5,269,808
    480,882   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*                                            1,692,706
    292,309   MEMBERS Small Cap Growth Fund,
              Class Y (R)*                                            1,505,390
    290,208   MEMBERS Small Cap Value Fund,
              Class Y (R)                                             1,694,814
    425,355   Victory Special Value Fund, Class I                     4,036,617
                                                                  -------------
                                                                     25,281,102
                                                                  -------------
              FOREIGN EQUITY SECURITIES - 15.74%
  1,297,001   MEMBERS International Stock Fund,
              Class Y (R)                                             9,597,806
     60,845   Principal International Emerging
              Markets Fund, Institutional Class                         762,382
                                                                  -------------
                                                                     10,360,188
                                                                  -------------
              MONEY MARKET SECURITIES - 0.36%
    238,966   SSgA Prime Money Market Fund                              238,966
                                                                  -------------

              TOTAL INVESTMENT COMPANIES - 100.08%
              (Cost $89,895,995**)                                   65,860,039
                                                                  -------------

NET OTHER ASSETS AND LIABILITIES - (0.08)%                              (49,877)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $  65,810,162
                                                                  =============

--------------------------------------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $92,066,870.
        (R)   Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
INVESTMENT COMPANIES - 99.97%

              ALTERNATIVE ASSET CLASSES - 7.82%
     66,564   Gateway Fund, Class Y                               $   1,546,945
                                                                  -------------
              DEBT SECURITIES - 10.41%
     77,211   MEMBERS Bond Fund, Class Y (R)                            764,388
    219,878   MEMBERS High Income Fund,
              Class Y (R)                                             1,295,081
                                                                  -------------
                                                                      2,059,469
                                                                  -------------

              EQUITY SECURITIES - 54.52%
     48,077   Fairholme Fund                                            997,117
    302,545   MEMBERS Large Cap Growth Fund,
              Class Y (R)                                             3,055,700
    200,337   MEMBERS Large Cap Value Fund,
              Class Y (R)                                             1,742,932
    331,527   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*                                            1,166,974
    168,134   MEMBERS Small Cap Growth Fund,
              Class Y (R)*                                              865,891
    151,798   MEMBERS Small Cap Value Fund,
              Class Y (R)                                               886,499
    218,727   Victory Special Value Fund, Class I                     2,075,719
                                                                  -------------
                                                                     10,790,832
                                                                  -------------
              FOREIGN EQUITY SECURITIES - 26.71%
     95,888   Laudus International MarketMasters
              Fund, Select Shares                                       957,924
    522,401   MEMBERS International Stock Fund,
              Class Y (R)                                             3,865,766
     37,017   Principal International Emerging
              Markets Fund, Institutional Class                         463,828
                                                                  -------------
                                                                      5,287,518
                                                                  -------------
              MONEY MARKET SECURITIES - 0.51%
    100,663   SSgA Prime Money Market Fund                              100,663
                                                                  -------------

              TOTAL INVESTMENT COMPANIES - 99.97%
              (Cost $30,153,829**)                                   19,785,427
                                                                  -------------

NET OTHER ASSETS AND LIABILITIES - 0.03%                                  6,128
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $  19,791,555
                                                                  =============

--------------------------------------------------------------

          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $31,138,925.
         (R)  Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Par Value                                                         (Note 1)
  ---------                                                         --------
COMMERCIAL PAPER - 5.85%(A)

              OIL, GAS & CONSUMABLE FUELS - 2.92%
$   650,000   Chevron Corp.
              0.350%, due 03/16/09                                $     649,728
                                                                  -------------
              PHARMACEUTICALS - 2.93%
    650,000   Johnson & Johnson
              0.150%, due 04/14/09                                      649,805
                                                                  -------------
              TOTAL COMMERCIAL PAPER
              (Cost $1,299,533)                                       1,299,533
                                                                  -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 85.83%

              FEDERAL HOME LOAN BANK - 6.92%(A)
    100,000   0.209%, due 02/11/09                                       99,994
    238,000   0.217%, due 02/18/09                                      237,976
    500,000   0.180%, due 02/20/09                                      499,952
    500,000   0.200%, due 02/25/09                                      499,933
    101,000   0.210%, due 02/27/09                                      100,985
    100,000   0.220%, due 02/27/09                                       99,984
                                                                  -------------
                                                                      1,538,824
                                                                  -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 32.78%
    425,000   0.800%, due 02/02/09 (A)                                  424,991
    800,000   0.800%, due 02/04/09 (A)                                  799,947
    750,000   0.900%, due 02/09/09 (A)                                  749,850
    500,000   0.141%, due 02/19/09 (A)                                  499,965
  1,200,000   0.200%, due 03/09/09 (A)                                1,199,760
    304,000   5.750%, due 03/15/09                                      305,711
    300,000   0.100%, due 03/23/09 (A)                                  299,958
    452,000   0.100%, due 03/30/09 (A)                                  451,929
    600,000   0.150%, due 04/01/09 (A)                                  599,852
    150,000   0.250%, due 04/14/09 (A)                                  149,925
    650,000   3.375%, due 04/15/09                                      653,892
    398,000   0.350%, due 06/17/09 (A)                                  397,474
    750,000   0.346%, due 10/08/09 (G)                                  749,730
                                                                  -------------
                                                                      7,282,984
                                                                  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.27%
    300,000   0.180%, due 02/02/09 (A)                                  299,999
    400,000   0.600%, due 02/02/09 (A)                                  399,993
    591,000   0.550%, due 02/11/09 (A)                                  590,910
    320,000   0.100%, due 02/13/09 (A)                                  319,989
    750,000   0.900%, due 02/17/09 (A)                                  749,700
    500,000   3.740%, due 02/24/09                                      501,094
    843,000   1.020%, due 02/27/09 (A)                                  842,379
    285,000   0.220%, due 03/03/09 (A)                                  284,948
    325,000   0.150%, due 03/11/09 (A)                                  324,949
    350,000   0.190%, due 04/01/09 (A)                                  349,891
    600,000   0.220%, due 04/03/09 (A)                                  599,776
    657,000   4.250%, due 05/15/09                                      663,694
    350,000   0.360%, due 06/10/09 (A)                                  349,549
    227,000   0.350%, due 06/24/09 (A)                                  226,684
                                                                  -------------
                                                                      6,503,555
                                                                  -------------
              U.S. TREASURY BILLS - 16.86%(A)
    750,000   0.490%, due 02/05/09                                      749,959
    750,000   0.464%, due 02/12/09                                      749,894
    500,000   0.110%, due 03/19/09                                      499,930
    875,000   0.180%, due 04/09/09                                      874,708
    875,000   1.317%, due 04/23/09                                      872,407
                                                                  -------------
                                                                      3,746,898
                                                                  -------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost $19,072,261)                                     19,072,261
                                                                  -------------

  Shares
  ------
INVESTMENT COMPANIES - 8.02%

    850,481   SEI Daily Income Trust Treasury II Fund                   850,481
    931,664   SSgA US Treasury Money Market Fund                        931,664
                                                                  -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $1,782,145)                                       1,782,145
                                                                  -------------

TOTAL INVESTMENTS - 99.70%
(Cost $22,153,939**)                                                 22,153,939
                                                                  -------------

NET OTHER ASSETS AND LIABILITIES - 0.30%                                 66,606
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $  22,220,545
                                                                  =============

--------------------------------------------------------------

         **  Aggregate cost for Federal tax p urposes was $22,153,939.
        (A)  Rate noted represents annualized yield at time of purchase.
        (G)  Floating rate note. Date shown is next reset date.

             The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                                             (Note 1)
---------                                                             --------
ASSET BACKED - 2.18%

$    64,040  ABSC Long Beach Home Equity Loan Trust,
             Series 2000-LB1, Class AF5 (M)
             8.550%, due 09/21/30                                   $     62,779
    219,542  Ameriquest Mortgage Securities, Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34                                         58,502
    670,000  Chase Issuance Trust,
             Series 2007-A17, Class A
             5.120%, due 10/15/14                                        672,946
    495,000  Daimler Chrysler Auto Trust,
             Series 2007-A, Class A3A
             5.000%, due 02/08/12                                        486,382
    560,000  GMAC Mortgage Corp. Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.950%, due 10/25/33                                        498,631
    294,277  Green Tree Financial Corp.,
             Series 1998-2, Class A6 (G)
             6.810%, due 12/01/27                                        226,678
    750,000  MBNA Master Credit Card Trust,
             Series 1999-B, Class A
             5.900%, due 08/15/11                                        750,761
  1,500,000  New Century Home Equity Loan Trust,
             Series 2003-5, Class AI5 (G)
             5.500%, due 11/25/33                                        993,872
    269,466  Wells Fargo Home Equity Trust,
             Series 2004-2, Class M8A (C)(G)
             3.389%, due 05/25/34                                         46,289
                                                                    ------------

             TOTAL ASSET BACKED
             (Cost $4,819,679)                                         3,796,840
                                                                    ------------

COMMERCIAL MORTGAGE BACKED - 4.15%

    126,630  Bear Stearns Commercial Mortgage Securities,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16                                        124,770
    640,000  Bear Stearns Commercial Mortgage Securities,
             Series 2003-T10, Class E (C)(G)
             5.540%, due 03/13/40                                        234,064
    525,000  Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A6 (G)
             4.750%, due 02/13/46                                        448,924
    325,000  Bear Stearns Commercial Mortgage Securities,
             Series 2005-T20, Class F (C)(G)
             5.151%, due 10/12/42                                         79,859
  1,100,000  Government National Mortgage Association,
             Series 2004-43, Class C (G)
             5.008%, due 12/16/25                                      1,135,525
  1,200,000  Greenwich Capital Commercial Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36                                      1,089,139
    342,477  LB-UBS Commercial Mortgage Trust,
             Series 2004-C1, Class A2
             3.624%, due 01/15/29                                        331,348
    800,000  LB-UBS Commercial Mortgage Trust,
             Series 2004-C8, Class A6 (G)
             4.799%, due 12/15/29                                        681,244
  1,150,000  Morgan Stanley Capital I,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40                                        964,724
    500,000  Morgan Stanley Capital I,
             Series 2004-T13, Class A3
             4.390%, due 09/13/45                                        462,363
    910,000  Morgan Stanley Capital I,
             Series 2006-IQ12, Class ANM
             5.310%, due 12/15/43                                        805,418
    330,000  Multi Security Asset Trust,
             Series 2005-RR4A, Class J (C)(G)
             5.880%, due 11/28/35                                         33,951
    832,934  Wachovia Bank Commercial Mortgage Trust,
             Series 2003-C8, Class A2
             3.894%, due 11/15/35                                        830,695
                                                                    ------------

             TOTAL COMMERCIAL MORTGAGE BACKED                          7,222,024
             (Cost $8,740,272)                                      ------------

PRIVATE LABEL MORTGAGE BACKED - 0.89%

    766,908  Banc of America Alternative Loan Trust,
             Series 2005-12, Class 3CB1
             6.000%, due 01/25/36                                        598,667
  1,516,055  Banc of America Alternative Loan Trust,
             Series 2006-3, Class 2CB1
             6.000%, due 04/25/36                                        956,063
                                                                    ------------

             TOTAL PRIVATE LABEL MORTGAGE BACKED
             ( Cost $2,271,496 )                                       1,554,730
                                                                    ------------

CORPORATENOTES AND BONDS - 19.46%

             CONSUMER DISCRETIONARY - 1.18%
    750,000  American Association of Retired Persons (C)
             7.500%, due 05/01/31                                        701,617
    575,000  Erac USA Finance Co. (C)
             6.700%, due 06/01/34                                        330,889
  1,000,000  McDonald's Corp.
             5.000%, due 02/01/19                                      1,028,474
                                                                    ------------
                                                                       2,060,980
                                                                    ------------

             CONSUMER STAPLES - 2.05%
  1,000,000  Campbell Soup Co.
             4.500%, due 02/15/19                                        973,173
    750,000  Coca-Cola Enterprises, Inc.
             4.375%, due 09/15/09                                        762,260
    365,000  Diageo Capital PLC (D)
             5.500%, due 09/30/16                                        357,553
    215,000  PepsiCo, Inc./NC
             4.650%, due 02/15/13                                        229,129
  1,000,000  PepsiCo, Inc./NC
             7.900%, due 11/01/18                                      1,240,161
                                                                    ------------
                                                                       3,562,276
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                                             (Note 1)
---------                                                             --------
CORPORATE NOTES AND BONDS (CONTINUED)

             ENERGY - 0.80%
$   240,000  Hess Corp.
             7.875%, due 10/01/29                                   $    222,626
    850,000  Transocean, Ltd.
             6.000%, due 03/15/18                                        805,173
    450,000  Valero Energy Corp.
             7.500%, due 04/15/32                                        368,670
                                                                    ------------
                                                                       1,396,469
                                                                    ------------

             FINANCE - 3.91%
    500,000  American General Finance Corp., Series H
             4.625%, due 09/01/10                                        297,015
    215,000  Bank of America Corp.
             5.750%, due 12/01/17                                        196,135
    420,000  Bear Stearns Cos. LLC/The
             7.250%, due 02/01/18                                        447,069
  1,250,000  Caterpillar Financial Services Corp.
             7.050%, due 10/01/18                                      1,299,183
    505,000  CIT Group, Inc.
             7.625%, due 11/30/12                                        422,824
    290,000  General Electric Global Insurance Holding Corp.
             7.000%, due 02/15/26                                        251,180
    330,000  General Electric Global Insurance Holding Corp.
             7.750%, due 06/15/30                                        294,481
    750,000  Goldman Sachs Group, Inc./The
             5.700%, due 09/01/12                                        727,829
    520,000  Lehman Brothers Holdings, Inc. (E)
             5.750%, due 01/03/17                                             52
    530,000  Merrill Lynch & Co., Inc.
             6.150%, due 04/25/13                                        511,467
    440,000  SLM Corp.
             5.125%, due 08/27/12                                        352,089
    800,000  Textron Financial Corp.
             6.000%, due 11/20/09                                        770,172
    250,000  UBS AG/Stamford Branch
             5.750%, due 04/25/18                                        220,520
    500,000  US Bank NA/Cincinnati, OH
             6.300%, due 02/04/14                                        526,305
    485,000  Wells Fargo & Co.
             5.250%, due 10/23/12                                        494,017
                                                                    ------------
                                                                       6,810,338
                                                                    ------------

             FOOD & DRUG RETAILERS - 0.58%
  1,000,000  Walgreen Co.
             5.250%, due 01/15/19                                      1,000,729
                                                                    ------------

             FORESTRY/PAPER - 0.34%
    325,000  Westvaco Corp.
             8.200%, due 01/15/30                                        241,085
    500,000  Weyerhaeuser Co.
             7.375%, due 03/15/32                                        349,900
                                                                    ------------
                                                                         590,985
                                                                    ------------

             HEALTH CARE - 0.89%
    500,000  Eli Lilly & Co.
             6.570%, due 01/01/16                                        527,932
    325,000  Genentech, Inc.
             5.250%, due 07/15/35                                        287,782
    500,000  Merck & Co., Inc./NJ
             5.750%, due 11/15/36                                        484,459
    230,000  Wyeth
             6.500%, due 02/01/34                                        246,974
                                                                    ------------
                                                                       1,547,147
                                                                    ------------

             INDUSTRIALS - 2.11%
    240,000  Boeing Co.
             8.625%, due 11/15/31                                        286,223
    215,000  DR Horton, Inc.
             5.250%, due 02/15/15                                        152,650
    105,000  EI Du Pont de Nemours & Co.
             5.000%, due 01/15/13                                        108,096
    800,000  General Electric Co.
             5.000%, due 02/01/13                                        798,529
    275,000  GMAC LLC
             7.250%, due 03/02/11                                        200,784
  1,000,000  Hewlett-Packard Co.
             6.125%, due 03/01/14                                      1,095,908
    270,000  Lockheed Martin Corp.
             7.650%, due 05/01/16                                        306,719
    235,000  Waste Management, Inc.
             7.125%, due 12/15/17                                        213,903
    525,000  WM Wrigley Jr. Co.
             4.300%, due 07/15/10                                        509,250
                                                                    ------------
                                                                       3,672,062
                                                                    ------------

             MEDIA - 1.21%
    525,000  Comcast Cable Communications
             Holdings, Inc.
             9.455%, due 11/15/22                                        593,263
    455,000  Rogers Cable, Inc. (D)
             6.250%, due 06/15/13                                        454,923
  1,000,000  Time Warner Cable, Inc.
             8.250%, due 02/14/14                                      1,062,503
                                                                    ------------
                                                                       2,110,689
                                                                    ------------

             OFFICE ELECTRONICS - 0.37%
    660,000  Xerox Corp.
             6.875%, due 08/15/11                                        644,846
                                                                    ------------

             REAL ESTATE INVESTMENT TRUSTS - 0.31%
    490,000  HCP, Inc.
             6.700%, due 01/30/18                                        323,636
    270,000  Simon Property Group L.P.
             5.875%, due 03/01/17                                        208,375
                                                                    ------------
                                                                         532,011
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                                             (Note 1)
---------                                                             --------
CORPORATE NOTES AND BONDS (CONTINUED)

             TELECOMMUNICATIONS - 3.35%
 $1,500,000  AT&T, Inc. (H)
             4.850%, due 02/15/14                                   $  1,507,155
    400,000  Cisco Systems, Inc.
             5.500%, due 02/22/16                                        427,513
    775,000  New Cingular Wireless Services, Inc.
             7.875%, due 03/01/11                                        833,329
    265,000  Sprint Nextel Corp.
             6.000%, due 12/01/16                                        177,550
  1,000,000  Verizon Communications, Inc.
             8.750%, due 11/01/18                                      1,164,760
  1,500,000  Verizon Wireless Capital LLC (C)
             8.500%, due 11/15/18                                      1,720,965
                                                                    ------------
                                                                       5,831,272
                                                                    ------------

             TRANSPORTATION - 0.58%
    285,000  Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20                                        308,635
    359,000  Norfolk Southern Corp.
             5.590%, due 05/17/25                                        308,280
    390,000  Norfolk Southern Corp.
             7.050%, due 05/01/37                                        398,248
                                                                    ------------
                                                                       1,015,163
                                                                    ------------

             UTILITIES - 1.78%
    500,000  Energy East Corp.
             8.050%, due 11/15/10                                        517,814
    450,000  Illinois Power Co.
             7.500%, due 06/15/09                                        453,277
    285,000  Pacific Gas & Electric Co.
             6.050%, due 03/01/34                                        291,373
    250,000  Progress Energy, Inc.
             7.750%, due 03/01/31                                        255,907
    650,000  Sierra Pacific Power Co., Series M
             6.000%, due 05/15/16                                        615,311
    215,000  Virginia Electric and Power Co.
             5.100%, due 11/30/12                                        217,872
    750,000  Wisconsin Electric Power Co.
             6.500%, due 06/01/28                                        739,534
                                                                    ------------
                                                                       3,091,088
                                                                    ------------

             TOTAL CORPORATE NOTES AND BONDS
             (Cost $35,625,438)                                       33,866,055
                                                                    ------------

MORTGAGE BACKED - 23.68%

             FEDERAL HOME LOAN MORTGAGE CORP. - 2.71%
    502,208  5.000%, due 05/01/18 Pool # E96322                          516,440
      5,147  8.000%, due 06/01/30 Pool # C01005                            5,459
      8,548  7.000%, due 03/01/31 Pool # C48133                            9,060
    120,236  6.500%, due 01/01/32 Pool # C62333                          126,197
  1,879,960  5.000%, due 07/01/33 Pool # A11325                        1,916,561
    164,924  6.000%, due 10/01/34 Pool # A28439                          170,726
    167,815  6.000%, due 10/01/34 Pool # A28598                          173,718
    174,324  5.000%, due 04/01/35 Pool # A32315                          177,337
    148,330  5.000%, due 04/01/35 Pool # A32316                          150,894
  1,429,134  5.500%, due 11/01/37 Pool # A68787                        1,463,472
                                                                    ------------
                                                                       4,709,864
                                                                    ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.91%
    737,464  4.000%, due 04/01/15 Pool # 255719                          743,033
    522,237  5.500%, due 04/01/16 Pool # 745444                          542,685
     34,951  6.000%, due 05/01/16 Pool # 582558                           36,503
    462,972  5.500%, due 02/01/18 Pool # 673194                          479,420
    619,539  5.000%, due 05/01/20 Pool # 813965                          635,354
    792,077  4.500%, due 09/01/20 Pool # 835465                          805,119
     65,993  6.000%, due 05/01/21 Pool # 253847                           68,304
     29,216  7.000%, due 12/01/29 Pool # 762813                           31,031
     60,265  7.000%, due 11/01/31 Pool # 607515                           64,044
    277,580  6.500%, due 03/01/32 Pool # 631377                          291,202
      2,261  7.000%, due 04/01/32 Pool # 641518                            2,403
     31,410  7.000%, due 05/01/32 Pool # 644591                           33,380
    780,501  6.500%, due 06/01/32 Pool # 545691                          818,802
    282,719  6.000%, due 12/01/32 Pool # 676552                          293,226
  1,719,605  5.500%, due 04/01/33 Pool # 690206                        1,766,858
    818,611  5.000%, due 10/01/33 Pool # 254903                          835,571
  1,244,796  5.500%, due 11/01/33 Pool # 555880                        1,279,002
    127,586  5.000%, due 05/01/34 Pool # 775604                          130,069
    322,257  5.000%, due 05/01/34 Pool # 780890                          328,531
    194,652  5.000%, due 06/01/34 Pool # 255230                          198,442
  1,582,403  5.500%, due 06/01/34 Pool # 780384                        1,623,908
     17,592  7.000%, due 07/01/34 Pool # 792636                           18,532
    275,128  5.500%, due 08/01/34 Pool # 793647                          282,344
  1,331,174  5.500%, due 03/01/35 Pool # 815976                        1,364,842
    593,451  5.500%, due 07/01/35 Pool # 825283                          608,461
    807,917  5.000%, due 08/01/35 Pool # 829670                          822,889
    380,784  5.500%, due 08/01/35 Pool # 826872                          390,415
    622,195  5.000%, due 09/01/35 Pool # 820347                          633,725
    630,765  5.000%, due 09/01/35 Pool # 835699                          642,454
    789,020  5.000%, due 10/01/35 Pool # 797669                          803,641
    828,036  5.500%, due 10/01/35 Pool # 836912                          848,978
    724,959  5.000%, due 11/01/35 Pool # 844504                          738,394
    867,829  5.000%, due 11/01/35 Pool # 844809                          883,911
    887,786  5.000%, due 12/01/35 Pool # 850561                          904,238
  1,444,643  6.000%, due 07/01/36 Pool # 870749                        1,490,661
    838,871  6.000%, due 11/01/36 Pool # 902510                          869,052
    764,734  5.500%, due 02/01/37 Pool # 905140                          783,478
    827,835  5.500%, due 05/01/37 Pool # 899323                          848,080
  1,337,917  5.500%, due 05/01/37 Pool # 928292                        1,370,634
  1,036,645  6.000%, due 10/01/37 Pool # 947563                        1,069,504
  2,179,295  6.500%, due 12/01/37 Pool # 889072                        2,272,960
  2,287,344  5.000%, due 04/01/38 Pool # 257160                        2,327,815
  1,290,097  5.500%, due 07/01/38 Pool # 986973                        1,321,645
  1,351,896  5.500%, due 07/01/38 Pool # 986805                        1,384,956
  1,317,035  5.000%, due 08/01/38 Pool # 988934                        1,340,338
  1,301,145  6.500%, due 08/01/38 Pool # 987711                        1,356,994
                                                                    ------------
                                                                      36,385,828
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                                             (Note 1)
---------                                                             --------
MORTGAGE BACKED (CONTINUED)

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.06%
$    18,094  8.000%, due 10/20/15 Pool # 002995                     $     19,276
     46,862  6.500%, due 02/20/29 Pool # 002714                           49,155
     28,242  6.500%, due 04/20/31 Pool # 003068                           29,629
                                                                    ------------
                                                                          98,060
                                                                    ------------

             TOTAL MORTGAGE BACKED
             (Cost $39,812,094)                                       41,193,752
                                                                    ------------

U.S.GOVERNMENT AND AGENCY OBLIGATIONS - 44.58%

             FEDERAL FARM CREDIT BANK - 0.33%
    500,000  5.875%, due 10/03/16                                        577,489
                                                                    ------------

             FEDERAL HOME LOAN MORTGAGE CORP. - 1.84%
  2,500,000  4.875%, due 11/15/13                                      2,765,195
    400,000  4.500%, due 01/15/14                                        436,234
                                                                    ------------
                                                                       3,201,429
                                                                    ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.41%
  3,000,000  3.100%, due 03/25/09 (A)                                  2,986,567
  1,095,000  4.625%, due 10/15/14                                      1,198,444
                                                                    ------------
                                                                       4,185,011
                                                                    ------------

             U.S. TREASURY BONDS - 6.28%
  2,905,000  6.625%, due 02/15/27                                      3,961,241
  6,000,000  4.500%, due 05/15/38                                      6,967,500
                                                                    ------------
                                                                      10,928,741
                                                                    ------------

             U.S. TREASURY NOTES - 33.72%
    580,000  4.875%, due 05/31/09                                        588,542
  2,000,000  6.000%, due 08/15/09                                      2,059,140
  5,000,000  2.125%, due 01/31/10                                      5,076,170
 13,185,000  2.125%, due 04/30/10                                     13,439,945
  5,000,000  1.750%, due 11/15/11                                      5,062,900
  4,000,000  1.125%, due 12/15/11                                      3,980,000
  1,000,000  4.625%, due 02/29/12                                      1,097,188
  1,200,000  4.500%, due 03/31/12                                      1,314,469
  1,915,000  4.875%, due 06/30/12                                      2,131,634
  7,000,000  3.125%, due 08/31/13                                      7,433,671
  6,500,000  4.000%, due 02/15/14                                      7,218,556
  3,000,000  4.250%, due 08/15/14                                      3,380,625
  2,240,000  4.625%, due 02/15/17                                      2,543,099
  3,000,000  4.250%, due 11/15/17                                      3,335,859
                                                                    ------------
                                                                      58,661,798
                                                                    ------------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $73,079,576)                                       77,554,468
                                                                    ------------

CERTIFICATE OF DEPOSIT - 0.44%

    756,473  State Street Eurodollar
             0.010%, due 02/02/09                                        756,473
                                                                    ------------

             TOTAL CERTIFICATE OF DEPOSIT
             (Cost $756,473)                                             756,473
                                                                    ------------

INVESTMENT COMPANY - 4.48%

  7,796,027  SSgA Prime Money Market Fund (N)                          7,796,027
                                                                    ------------

             TOTAL INVESTMENT COMPANY
             (Cost $7,796,027)                                         7,796,027
                                                                    ------------

TOTAL INVESTMENTS - 99.86%
(Cost $172,901,055**)                                                173,740,369
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.14%                                 249,784
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $173,990,153
                                                                    ============

--------------------------------------------------------------

            **    Aggregate cost for Federal tax purposes was $172,901,055.
           (A)    Rate noted represents annualized yield at time of purchase.
           (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities
                  Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."
                  The securities have been determined to be liquid under
                  guidelines established by the Board of Trustees.
           (D)    Notes and bonds, issued by foreign entities, denominated in
                  U.S. dollars. The aggregate of these securities is 0.47% of total net assets.
           (E)    In Default. Issuer is bankrupt.
           (G)    Floating rate or variable rate note. Rate shown is as of
                  January 31, 2009.
           (H)    Security purchased on a delayed delivery or when-issued
                  basis. Rate shown is at issue date.
           (M)    Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
                  level, the issuer will either initiate a clean-up call or
                  increase the stated interest rate.
           (N)    Security segregated for forward or when-issued purchase
                  commitments outstanding as of January 31, 2009.
          PLC     Public Limited Company.

                  The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                                           (Note 1)
  ---------                                                           --------
CORPORATE NOTES AND BONDS - 94.20%

              AEROSPACE/DEFENSE - 2.08%
 $  750,000   Alliant Techsystems, Inc.
              6.750%, due 04/01/16                                  $   720,000
    500,000   Moog, Inc. (C)
              7.250%, due 06/15/18                                      447,500
    500,000   TransDigm, Inc.
              7.750%, due 07/15/14                                      450,000
                                                                    -----------
                                                                      1,617,500
                                                                    -----------
              APPAREL/TEXTILES - 0.24%
    200,000   Warnaco, Inc.
              8.875%, due 06/15/13                                      186,000
                                                                    -----------
              AUTOMOTIVE - 1.24%
  1,000,000   Goodyear Tire & Rubber Co./The (G)
              6.318%, due 12/01/09                                      965,000
                                                                    -----------
              BEVERAGE/FOOD - 2.22%
    150,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                      135,000
    400,000   Constellation Brands, Inc.
              7.250%, due 05/15/17                                      384,000
    200,000   Constellation Brands, Inc., Series B
              8.125%, due 01/15/12                                      198,500
    500,000   Del Monte Corp.
              8.625%, due 12/15/12                                      507,500
    125,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                      110,000
    200,000   NBTY, Inc.
              7.125%, due 10/01/15                                      158,500
    300,000   Pinnacle Foods Finance LLC/
              Pinnacle Foods Finance Corp.
              9.250%, due 04/01/15                                      240,000
                                                                    -----------
                                                                      1,733,500
                                                                    -----------
              CHEMICALS - 1.16%
    300,000   Airgas, Inc. (C)
              7.125%, due 10/01/18                                      276,000
    500,000   Nalco Co.
              7.750%, due 11/15/11                                      482,500
    160,000   Nalco Co.
              8.875%, due 11/15/13                                      149,600
                                                                    -----------
                                                                        908,100
                                                                    -----------
              CONSUMER PRODUCTS - 1.64%
    250,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12                                      247,500
    135,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                      120,150
    250,000   Jarden Corp.
              7.500%, due 05/01/17                                      180,000
    300,000   Leslie's Poolmart
              7.750%, due 02/01/13                                      240,000
    300,000   Visant Corp.
              7.625%, due 10/01/12                                      270,000
    250,000   Visant Holding Corp.
              8.750%, due 12/01/13                                      220,000
                                                                    -----------
                                                                      1,277,650
                                                                    -----------
              ENVIRONMENTAL - 3.01%
    250,000   Allied Waste North America, Inc.
              6.375%, due 04/15/11                                      247,500
    750,000   Allied Waste North America, Inc.
              7.875%, due 04/15/13                                      751,875
    500,000   Allied Waste North America, Inc., Series B
              7.125%, due 05/15/16                                      487,500
    350,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                      292,250
    500,000   Waste Services, Inc.
              9.500%, due 04/15/14                                      385,000
    250,000   WCA Waste Corp.
              9.250%, due 06/15/14                                      185,000
                                                                    -----------
                                                                      2,349,125
                                                                    -----------
              FOOD & DRUG RETAILERS - 0.86%
    450,000   Stater Brothers Holdings
              8.125%, due 06/15/12                                      445,500
    250,000   Stater Brothers Holdings
              7.750%, due 04/15/15                                      228,750
                                                                    -----------
                                                                        674,250
                                                                    -----------
              FORESTRY/PAPER - 3.32%
     60,000   Boise Cascade LLC
              7.125%, due 10/15/14                                       31,200
    750,000   Domtar Corp.
              7.875%, due 10/15/11                                      693,750
    250,000   Georgia-Pacific LLC
              8.125%, due 05/15/11                                      241,250
    250,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17                                      228,125
  1,000,000   Graphic Packaging International, Inc.
              8.500%, due 08/15/11                                      880,000
    250,000   Rock-Tenn Co.
              8.200%, due 08/15/11                                      247,500
    250,000   Rock-Tenn Co. (C)
              9.250%, due 03/15/16                                      245,000
     50,000   Verso Paper Holdings LLC/
              Verso Paper, Inc., Series B
              9.125%, due 08/01/14                                       20,500
                                                                    -----------
                                                                      2,587,325
                                                                    -----------
              GAMING - 3.23%
    100,000   Chukchansi Economic Development
              Authority (C)(G)
              6.095%, due 11/15/12                                       50,500
    195,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                      167,700
    150,000   Penn National Gaming, Inc.
              6.875%, due 12/01/11                                      141,750
    150,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                      121,500
    100,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                       91,500
    500,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16                                      442,500

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                                           (Note 1)
  ---------                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              GAMING (CONTINUED)
 $1,000,000   Scientific Games Corp. (P)
              0.750%, due 12/01/24                                  $   886,250
    500,000   Seneca Gaming Corp.
              7.250%, due 05/01/12                                      400,000
    250,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                      214,687
                                                                    -----------
                                                                      2,516,387
                                                                    -----------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.75%
    750,000   Baldor Electric Co.
              8.625%, due 02/15/17                                      630,000
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                      197,500
    750,000   SPX Corp. (C)
              7.625%, due 12/15/14                                      690,000
    750,000   Terex Corp.
              8.000%, due 11/15/17                                      622,500
                                                                    -----------
                                                                      2,140,000
                                                                    -----------
              HEALTH CARE - 12.24%
    500,000   Biomet, Inc.
              10.000%, due 10/15/17                                     507,500
    250,000   Biomet, Inc.
              11.625%, due 10/15/17                                     232,500
    100,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       83,500
    450,000   CHS/Community Health Systems, Inc.
              8.875%, due 07/15/15                                      433,125
  1,000,000   DaVita, Inc.
              7.250%, due 03/15/15                                      965,000
    500,000   DJO Finance LLC/DJO Finance Corp.
              10.875%, due 11/15/14                                     370,000
    500,000   FMC Finance III S.A. (D)
              6.875%, due 07/15/17                                      482,500
  1,000,000   Fresenius US Finance II, Inc. (C)
              9.000%, due 07/15/15                                    1,007,500
    500,000   HCA, Inc./DE
              8.750%, due 09/01/10                                      491,250
    250,000   HCA, Inc./DE
              6.750%, due 07/15/13                                      180,625
    250,000   HCA, Inc./DE
              9.250%, due 11/15/16                                      238,750
    100,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                       88,000
    500,000   Omega Healthcare Investors, Inc., REIT
              7.000%, due 04/01/14                                      460,000
    250,000   Omnicare, Inc.
              6.875%, due 12/15/15                                      225,000
  1,000,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                      820,000
    150,000   Res-Care, Inc.
              7.750%, due 10/15/13                                      126,000
    400,000   Service Corp. International/US
              7.375%, due 10/01/14                                      382,000
              Health Care (continued)
    500,000   Service Corp. International/US
              6.750%, due 04/01/16                                      448,750
    250,000   Service Corp. International/US
              7.625%, due 10/01/18                                      230,000
    250,000   Universal Hospital Services, Inc. (G)
              5.943%, due 06/01/15                                      167,500
    200,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14                                      178,000
    500,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                      467,500
  1,000,000   Watson Pharmaceuticals, Inc. (P)
              1.750%, due 03/15/23                                      955,000
                                                                    -----------
                                                                      9,540,000
                                                                    -----------
              HOTELS - 0.29%
    350,000   Felcor Lodging L.P., REIT (G)
              4.443%, due 12/01/11                                      224,000
                                                                    -----------
              INVESTMENT MANAGEMENT - 0.15%
    150,000   Nuveen Investments, Inc.
              5.000%, due 09/15/10                                       90,000
    100,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15                                      27,500
                                                                    -----------
                                                                        117,500
                                                                    -----------
              LEISURE & ENTERTAINMENT - 0.61%
    250,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13                                      200,000
    350,000   Vail Resorts, Inc.
              6.750%, due 02/15/14                                      276,500
                                                                    -----------
                                                                        476,500
                                                                    -----------
              MEDIA - BROADCASTING - 2.53%
    250,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                      123,750
    750,000   British Sky Broadcasting Group PLC (D)
              6.875%, due 02/23/09                                      751,436
    500,000   Lamar Advertising Co., Series B (P)
              2.875%, due 12/31/10                                      410,625
    375,000   Lamar Media Corp.
              7.250%, due 01/01/13                                      308,438
    500,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15                                      375,000
                                                                    -----------
                                                                      1,969,249
                                                                    -----------
              MEDIA - CABLE - 11.46%
  1,000,000   Cablevision Systems Corp., Series B (G)
              8.334%, due 04/01/09                                    1,005,000
  1,000,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12                                      965,000
    250,000   Comcast Cable Communications LLC
              6.875%, due 06/15/09                                      252,468
  1,000,000   COX Communications, Inc.
              4.625%, due 01/15/10                                      992,001
  1,000,000   DirecTV Holdings LLC/
              DirecTV Financing Co.
              8.375%, due 03/15/13                                    1,005,000
    250,000   Echostar DBS Corp.
              6.375%, due 10/01/11                                      240,000

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Par Value                                                         (Note 1)
  ---------                                                         --------
CORPORATE NOTES AND BONDS (CONTINUED)

              MEDIA - CABLE (CONTINUED)
 $1,250,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                $   1,137,500
    400,000   Mediacom Broadband LLC/
              Mediacom Broadband Corp.
              8.500%, due 10/15/15                                      344,000
    250,000   Mediacom LLC/Mediacom Capital Corp.
              9.500%, due 01/15/13                                      220,000
  1,250,000   Time Warner, Inc. (G)
              2.405%, due 11/13/09                                    1,221,255
    750,000   Videotron Ltee (D)
              6.875%, due 01/15/14                                      712,500
    250,000   Videotron Ltee (C)(D)
              9.125%, due 04/15/18                                      250,000
    700,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16                                      588,000
                                                                    -----------
                                                                      8,932,724
                                                                    -----------
              MEDIA - DIVERSIFIED & SERVICES - 6.37%
    400,000   Hughes Network Systems LLC/HNS Finance Corp.
              9.500%, due 04/15/14                                      332,000
    300,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16                                     286,875
    500,000   Intelsat, Ltd. (D)
              7.625%, due 04/15/12                                      400,000
    850,000   Intelsat Subsidiary Holding Co., Ltd. (C)(D)
              8.500%, due 01/15/13                                      796,875
    500,000   Intelsat Subsidiary Holding Co., Ltd. (C)(D)(H)
              8.875%, due 01/15/15                                      457,500
    250,000   Nielsen Finance LLC/
              Nielson Finance Co. (C)
              11.625%, due 02/01/14                                     229,375
  1,000,000   Nielsen Finance LLC/
              Nielsen Finance Co.
              10.000%, due 08/01/14                                     885,000
    250,000   Nielsen Finance LLC/
              Nielsen Finance Co. (B)
              0.000%, due 08/01/16                                      101,250
  1,500,000   Viacom, Inc. (G)
              2.271%, due 06/16/09                                    1,479,388
                                                                    -----------
                                                                      4,968,263
                                                                    -----------
              METALS AND MINING - 2.56%
    450,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                      426,375
    250,000   Consol Energy, Inc.
              7.875%, due 03/01/12                                      245,000
    250,000   Freeport-McMoRan Copper & Gold, Inc.
              8.375%, due 04/01/17                                      207,500
    500,000   Massey Energy Co.
              6.875%, due 12/15/13                                      437,500
    700,000   Peabody Energy Corp.
              7.375%, due 11/01/16                                      682,500
                                                                    -----------
                                                                      1,998,875
                                                                    -----------
              NON FOOD & DRUG RETAILERS - 0.83%
    500,000   Pantry, Inc./The
              7.750%, due 02/15/14                                      368,750
    300,000   Sally Holdings LLC/
              Sally Capital, Inc.
              9.250%, due 11/15/14                                      276,000
                                                                    -----------
                                                                        644,750
                                                                    -----------
              OIL & GAS - 5.11%
    250,000   Basic Energy Services, Inc.
              7.125%, due 04/15/16                                      155,000
    200,000   Chesapeake Energy Corp. (H)
              9.500%, due 02/15/15                                      196,000
    366,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                      313,845
    250,000   Chesapeake Energy Corp.
              6.500%, due 08/15/17                                      203,750
    150,000   Cimarex Energy Co.
              7.125%, due 05/01/17                                      129,750
    750,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                      525,000
    300,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13                                      117,000
    250,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                      212,500
    200,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                      160,000
    365,000   EXCO Resources, Inc.
              7.250%, due 01/15/11                                      306,600
    500,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16                                      285,000
    250,000   Key Energy Services, Inc.
              8.375%, due 12/01/14                                      180,000
    250,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                      160,000
    500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                      362,500
    250,000   Range Resources Corp.
              6.375%, due 03/15/15                                      224,375
    500,000   Range Resources Corp.
              7.250%, due 05/01/18                                      453,750
                                                                    -----------
                                                                      3,985,070
                                                                    -----------
              PACKAGING - 2.60%
    500,000   Ball Corp.
              6.875%, due 12/15/12                                      500,000
    500,000   Ball Corp.
              6.625%, due 03/15/18                                      472,500
    375,000   BWAY Corp.
              10.000%, due 10/15/10                                     335,625
    250,000   Crown Americas LLC/
              Crown Americas Capital Corp.
              7.625%, due 11/15/13                                      250,000
    250,000   Greif, Inc.
              6.750%, due 02/01/17                                      220,000
    250,000   Owens-Illinois, Inc.
              7.500%, due 05/15/10                                      252,500
                                                                    -----------
                                                                      2,030,625
                                                                    -----------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                                           (Note 1)
  ---------                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              RESTAURANTS - 0.12%
 $  200,000   Seminole Hard Rock Entertainment, Inc. (C)(G)
              4.496%, due 03/15/14                                  $    95,000
                                                                    -----------
              STEEL - 0.53%
    500,000   AK Steel Corp.
              7.750%, due 06/15/12                                      415,000
                                                                    -----------
              SUPPORT SERVICES - 5.70%
  1,000,000   ARAMARK Corp.
              8.500%, due 02/01/15                                      972,500
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                      141,500
    300,000   Corrections Corp. of America
              7.500%, due 05/01/11                                      300,000
    200,000   Corrections Corp. of America
              6.250%, due 03/15/13                                      194,500
    350,000   Education Management LLC/
              Education Management Finance Corp.
              10.250%, due 06/01/16                                     290,500
    500,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                      472,500
    250,000   Iron Mountain, Inc.
              8.625%, due 04/01/13                                      249,062
    700,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                      695,625
    350,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                      322,000
    250,000   RSC Equipment Rental, Inc.
              9.500%, due 12/01/14                                      158,125
    300,000   VeriFone Holdings, Inc. (C)(P)
              1.375%, due 06/15/12                                      138,000
    750,000   West Corp.
              9.500%, due 10/15/14                                      510,000
                                                                    -----------
                                                                      4,444,312
                                                                    -----------

              TECHNOLOGY - 3.45%
    100,000   Celestica, Inc. (D)
              7.875%, due 07/01/11                                       94,500
  1,000,000   Celestica, Inc. (D)
              7.625%, due 07/01/13                                      860,000
    250,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                      205,000
    600,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                      501,000
    500,000   Sungard Data Systems, Inc. (C)
              10.625%, due 05/15/15                                     415,000
    500,000   Sungard Data Systems, Inc.
              10.250%, due 08/15/15                                     340,000
    500,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                      275,000
                                                                    -----------
                                                                      2,690,500
                                                                    -----------
              TELECOMMUNICATIONS - 7.12%
    400,000   Centennial Communications Corp. (G)
              7.185%, due 01/01/13                                      394,000
    250,000   Centennial Communications Corp.
              10.000%, due 01/01/13                                     263,750
    250,000   Cincinnati Bell, Inc.
              8.375%, due 01/15/14                                      223,750
    250,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28                                      178,750
    500,000   Crown Castle International Corp.
              9.000%, due 01/15/15                                      483,750
    700,000   Frontier Communications Corp.
              6.625%, due 03/15/15                                      623,000
    500,000   Nordic Telephone Co.
              Holdings ApS (C)(D)
              8.875%, due 05/01/16                                      405,000
    385,000   Qwest Capital Funding, Inc.
              7.900%, due 08/15/10                                      373,450
    500,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11                                      462,500
    750,000   Qwest Corp.
              7.875%, due 09/01/11                                      742,500
    750,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                      686,250
    500,000   Windstream Corp.
              8.625%, due 08/01/16                                      492,500
    250,000   Windstream Corp.
              7.000%, due 03/15/19                                      221,250
                                                                    -----------
                                                                      5,550,450
                                                                    -----------
              TRANSPORTATION - 0.99%
    250,000   Bristow Group, Inc.
              7.500%, due 09/15/17                                      182,500
    300,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                      234,000
    500,000   Hornbeck Offshore Services, Inc., Series B
              6.125%, due 12/01/14                                      356,250
                                                                    -----------
                                                                        772,750
                                                                    -----------
              UTILITIES - 9.79%
    500,000   Dynegy Holdings, Inc.
              6.875%, due 04/01/11                                      460,000
    250,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                      203,750
  1,000,000   Edison Mission Energy
              7.200%, due 05/15/19                                      907,500
    250,000   El Paso Corp.
              7.000%, due 06/15/17                                      228,750
  1,000,000   El Paso Corp.
              7.250%, due 06/01/18                                      915,000
    750,000   Energy Future Holdings Corp.
              10.875%, due 11/01/17                                     592,500
    400,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance Corp.
              8.750%, due 06/15/12                                      324,000

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                                           (Note 1)
  ---------                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES (CONTINUED)
 $1,000,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                  $   865,000
    500,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp., Series B
              8.750%, due 04/15/18                                      358,750
    730,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11                                      717,225
    750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                      714,375
    250,000   NRG Energy, Inc.
              7.375%, due 01/15/17                                      234,375
    500,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13                                      461,250
    250,000   Texas Competitive Electric
              Holdings Co. LLC
              10.250%, due 11/01/15                                     185,000
    200,000   Williams Cos., Inc.
              7.125%, due 09/01/11                                      196,000
    300,000   Williams Partners L.P./
              Williams Partners Finance Corp.
              7.250%, due 02/01/17                                      267,000
                                                                    -----------
                                                                      7,630,475
                                                                    -----------

              TOTAL CORPORATE NOTES AND BONDS                        73,440,880
              (Cost $79,045,730)                                    -----------

     Shares
     ------
INVESTMENT COMPANY - 3.69%

  2,873,959   SSgA Prime Money Market Fund (N)                      $ 2,873,959
                                                                    -----------

              TOTAL INVESTMENT COMPANY
              (Cost $2,873,959)                                       2,873,959
                                                                    -----------

TOTAL INVESTMENTS - 97.89%
(Cost $81,919,689**)                                                 76,314,839
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - 2.11%                              1,649,154
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $77,963,993
                                                                    ===========

--------------------------------------------------------------

         **   Aggregate cost for Federal tax purposes was $81,947,974.
        (B)   Represents a security with a specified coupon until a
              predetermined date, at which time the stated rate is adjusted to a new contract rate.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (D)   Notes and bonds, issued by foreign entities, denominated in
              U.S. dollars. The aggregate of these securities is 8.53% of total net assets.
        (G)   Floating rate or variable rate note. Rate shown is as of
              January 31, 2009.
        (H)   Security purchased on a delayed delivery or when-issued
              basis. Rate shown is at issue date.
        (N)   Security segregated for forward or when-issued purchase
              commitments outstanding as of January 31, 2009.
        (P)   Convertible.
        PLC   Public Limited Company.
       REIT   Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
     Shares                                                                          (Note 1)
     ------                                                                          --------
 COMMON STOCKS - 38.42%

              CONSUMER DISCRETIONARY - 2.07%
      4,000   Genuine Parts Co.                                                    $   128,080
     29,900   Home Depot, Inc.                                                         643,747
     11,500   McDonald's Corp.                                                         667,230
      6,000   Snap-On, Inc.                                                            181,080
      3,500   VF Corp.                                                                 196,070
                                                                                   -----------
                                                                                     1,816,207
                                                                                   -----------
              CONSUMER STAPLES - 5.30%
     35,000   Altria Group, Inc.                                                       578,900
      8,000   Avon Products, Inc.                                                      163,600
     17,500   Coca-Cola Co./The                                                        747,600
      2,500   HJ Heinz Co.                                                              91,250
     13,300   Kimberly-Clark Corp.                                                     684,551
     17,851   Kraft Foods, Inc., Class A                                               500,721
      2,800   PepsiCo, Inc./NC                                                         140,644
     33,000   Philip Morris International, Inc.                                      1,225,950
     23,500   Sysco Corp.                                                              523,815
                                                                                   -----------
                                                                                     4,657,031
                                                                                   -----------
              ENERGY - 3.39%
      9,000   BP PLC, ADR                                                              382,230
     25,800   Chevron Corp.                                                          1,819,416
     11,800   ConocoPhillips                                                           560,854
      8,000   Marathon Oil Corp.                                                       217,840
                                                                                   -----------
                                                                                     2,980,340
                                                                                   -----------
              FINANCIALS - 5.62%
      4,000   Allstate Corp./The                                                        86,680
     29,992   Bank of America Corp.                                                    197,347
     15,000   Bank of New York Mellon Corp./The                                        386,100
     13,000   BB&T Corp.                                                               257,270
     50,502   JPMorgan Chase & Co.                                                   1,288,306
     16,500   Marsh & McLennan Cos., Inc.                                              318,945
      6,500   NYSE Euronext                                                            143,000
      8,500   PNC Financial Services Group, Inc.                                       276,420
      7,000   Travelers Cos., Inc./The                                                 270,480
     47,000   US Banccorp                                                              697,480
     54,000   Wells Fargo & Co.                                                      1,020,600
                                                                                   -----------
                                                                                     4,942,628
                                                                                   -----------
              HEALTH CARE - 7.44%
     44,000   Bristol-Myers Squibb Co.                                                 942,040
      6,000   Eli Lilly & Co.                                                          220,920
     34,000   Johnson & Johnson                                                      1,961,460
     37,000   Merck & Co., Inc./NJ                                                   1,056,350
    108,962   Pfizer, Inc.                                                           1,588,666
     18,000   Wyeth                                                                    773,460
                                                                                   -----------
                                                                                     6,542,896
                                                                                   -----------
              INDUSTRIALS - 4.53%
     10,600   3M Co.                                                                   570,174
     11,000   Boeing Co.                                                               465,410
      3,500   Caterpillar, Inc.                                                        107,975
     13,000   Emerson Electric Co.                                                     425,100
     94,000   General Electric Co.                                                   1,140,220
      3,500   Honeywell International, Inc.                                            114,835
      6,500   Illinois Tool Works, Inc.                                                212,290
      6,500   Northrop Grumman Corp.                                                   312,780
     15,000   United Parcel Service, Inc., Class B                                     637,350
                                                                                   -----------
                                                                                     3,986,134
                                                                                   -----------
              INFORMATION TECHNOLOGY - 2.01%
     11,000   Automatic Data Processing, Inc.                                          399,630
     66,500   Intel Corp.                                                              857,850
     10,500   Molex, Inc.                                                              140,385
     15,000   Paychex, Inc.                                                            364,350
                                                                                   -----------
                                                                                     1,762,215
                                                                                   -----------
              MATERIALS - 1.49%
      4,500   Air Products & Chemicals, Inc.                                           226,350
     31,000   EI Du Pont de Nemours & Co.                                              711,760
      9,000   Nucor Corp.                                                              367,110
                                                                                   -----------
                                                                                     1,305,220
                                                                                   -----------
              TELECOMMUNICATION SERVICES - 3.41%
     73,092   AT&T, Inc.                                                             1,799,525
     40,000   Verizon Communications, Inc.                                           1,194,800
                                                                                   -----------
                                                                                     2,994,325
                                                                                   -----------
              UTILITIES - 3.16%
      9,800   Consolidated Edison, Inc.                                                399,350
     27,500   Duke Energy Corp.                                                        416,625
      7,100   FirstEnergy Corp.                                                        354,929
     10,500   PG&E Corp.                                                               406,035
     10,500   Progress Energy, Inc.                                                    406,560
     14,000   Public Service Enterprise Group, Inc.                                    441,980
     10,500   Southern Co.                                                             351,225
                                                                                   -----------
                                                                                     2,776,704
                                                                                   -----------

              TOTAL COMMON STOCKS
              (Cost $45,278,665)                                                    33,763,700
                                                                                   -----------

COMMON STOCK UNIT - 0.16%

              FINANCIALS - 0.16%
      8,000   AllianceBernstein Holding L.P.                                           136,640
                                                                                   -----------

              TOTAL COMMON STOCK UNIT
              (Cost $683,935)                                                          136,640
                                                                                   -----------

  Par Value
  ---------
ASSET BACKED - 2.39%

   $ 98,971   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                                      97,022
    365,904   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                                      97,502
    525,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                                     406,872
    465,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                                     467,045

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
  Par Value                                                                          (Note 1)
  ---------                                                                          --------
ASSET BACKED (CONTINUED)

 $  312,924   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                                 $    14,094
    325,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                                     319,341
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                                     284,932
    178,405   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                                     137,423
    250,000   MBNA Master Credit Card Trust,
              Series 1999-B, Class A
              5.900%, due 08/15/11                                                     250,254
    165,354   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              3.389%, due 05/25/34                                                      28,405
                                                                                   -----------

              TOTAL ASSET BACKED
              (Cost $3,007,032)                                                      2,102,890
                                                                                   -----------

COMMERCIAL MORTGAGE BACKED - 5.40%

     77,079   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                                      75,947
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                                     162,748
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                                     299,283
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.151%, due 10/12/42                                                      49,144
    777,368   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33                                                     784,023
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                                     619,377
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                                     363,046
    239,734   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                                     231,944
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                                     340,622
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                                     587,223
    640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                                     566,448
    677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                                      72,175
    200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                                      20,576
    575,657   Wachovia Bank Commercial Mortgage Trust
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                                     574,109
                                                                                   -----------

              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $6,258,662)                                                      4,746,665
                                                                                   -----------

PRIVATE LABEL MORTGAGE BACKED - 1.86%

    348,595   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                                     272,121
  1,592,818   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                                   1,004,471
    722,988   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                                     355,394
                                                                                   -----------

              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,657,541)                                                      1,631,986
                                                                                   -----------

CORPORATE NOTES AND BONDS - 20.83%

              CONSUMER DISCRETIONARY - 1.27%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                                     701,617
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                                     187,024
    400,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                                     228,000
                                                                                   -----------
                                                                                     1,116,641
                                                                                   -----------
              CONSUMER STAPLES - 0.80%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                                     244,899
    475,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                                     458,560
                                                                                   -----------
                                                                                       703,459
                                                                                   -----------
              ENERGY - 1.04%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                                     422,500
    150,000   Hess Corp.
              7.875%, due 10/01/29                                                     139,141
    400,000   Transocean, Ltd.
              7.500%, due 04/15/31                                                     355,577
                                                                                   -----------
                                                                                       917,218
                                                                                   -----------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
 Par Value                                                                          (Note 1)
 ---------                                                                          --------
 CORPORATE NOTES AND BONDS (CONTINUED)

              FINANCE - 5.25%
 $  500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                                 $   297,015
    250,000   Bear Stearns Cos. LLC/The
              7.250%, due 02/01/18                                                     266,113
    320,000   CIT Group, Inc.
              7.625%, due 11/30/12                                                     267,928
    210,000   General Electric Global Insurance
              Holding Corp.
              7.000%, due 02/15/26                                                     181,889
    205,000   General Electric Global Insurance
              Holding Corp.
              7.750%, due 06/15/30                                                     182,935
    470,000   Goldman Sachs Group, Inc./The
              6.650%, due 05/15/09                                                     471,636
    410,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17                                                          41
    315,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                                     303,985
    600,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12                                                     633,425
    760,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                                     744,511
    355,000   SLM Corp.
              5.125%, due 08/27/12                                                     284,071
    120,000   Textron Financial Corp.
              6.000%, due 11/20/09                                                     115,526
    500,000   US Bank NA/Cincinnati, OH
              6.300%, due 02/04/14                                                     526,305
    330,000   Wells Fargo & Co.
              5.250%, due 10/23/12                                                     336,135
                                                                                   -----------
                                                                                     4,611,515
                                                                                   -----------
              FORESTRY/PAPER - 0.15%
    175,000   Westvaco Corp.
              8.200%, due 01/15/30                                                     129,815
                                                                                   -----------
              HEALTH CARE - 2.23%
  1,050,000   Amgen, Inc.
              5.850%, due 06/01/17                                                   1,096,277
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                                     316,759
    195,000   Genentech, Inc.
              5.250%, due 07/15/35                                                     172,669
    220,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36                                                     213,162
    150,000   Wyeth
              6.500%, due 02/01/34                                                     161,070
                                                                                   -----------
                                                                                     1,959,937
                                                                                   -----------
              INDUSTRIALS - 0.96%
    150,000   Boeing Co.
              8.625%, due 11/15/31                                                     178,889
    130,000   DR Horton, Inc.
              5.250%, due 02/15/15                                                      92,300
    190,000   GMAC LLC
              7.250%, due 03/02/11                                                     138,724
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                                     136,534
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                                     300,700
                                                                                   -----------
                                                                                       847,147
                                                                                   -----------
              MEDIA - 0.89%
    415,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                                     468,961
    315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                                     314,946
                                                                                   -----------
                                                                                       783,907
                                                                                   -----------
              REAL ESTATE INVESTMENT TRUSTS - 1.75%
    715,000   Equity One, Inc.
              3.875%, due 04/15/09                                                     704,990
    335,000   HCP, Inc.
              6.700%, due 01/30/18                                                     221,261
    600,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                                     504,278
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                                     108,046
                                                                                   -----------
                                                                                     1,538,575
                                                                                   -----------
              TELECOMMUNICATIONS - 0.44%
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                                     256,508
    190,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                                     127,300
                                                                                   -----------
                                                                                       383,808
                                                                                   -----------
              TRANSPORTATION - 0.75%
    175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                                     189,513
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                                     205,234
    260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                                     265,499
                                                                                   -----------
                                                                                       660,246
                                                                                   -----------
              UTILITIES - 5.30%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                                     517,814
    310,000   Illinois Power Co.
              7.500%, due 06/15/09                                                     312,257
  1,000,000   MidAmerican Energy Co.
              5.650%, due 07/15/12                                                   1,034,315
    400,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                                     361,540
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                                     178,913
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                                     358,270
    126,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                                     119,276
    500,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                                     453,688

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES (CONTINUED)
 $  600,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                                 $   580,003
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                                     739,534
                                                                                   -----------
                                                                                     4,655,610
                                                                                   -----------

              TOTAL CORPORATE NOTES AND BONDS
              (Cost $20,517,804)                                                    18,307,878
                                                                                   -----------

MORTGAGE BACKED - 21.16%

              FEDERAL HOME LOAN MORTGAGE CORP. - 2.24%
      9,522   8.000%, due 06/01/30 Pool # C01005                                        10,099
    180,354   6.500%, due 01/01/32 Pool # C62333                                       189,296
  1,342,829   5.000%, due 07/01/33 Pool # A11325                                     1,368,972
     96,929   6.000%, due 10/01/34 Pool # A28439                                       100,339
     98,628   6.000%, due 10/01/34 Pool # A28598                                       102,098
    115,054   5.000%, due 04/01/35 Pool # A32315                                       117,042
     83,961   5.000%, due 04/01/35 Pool # A32316                                        85,411
                                                                                   -----------
                                                                                     1,973,257
                                                                                   -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.77%
    265,026   4.000%, due 04/01/15 Pool # 255719                                       267,027
    333,060   5.500%, due 04/01/16 Pool # 745444                                       346,100
     52,427   6.000%, due 05/01/16 Pool # 582558                                        54,755
    553,425   5.000%, due 12/01/17 Pool # 672243                                       570,147
    506,895   5.000%, due 05/01/20 Pool # 813965                                       519,835
    792,077   4.500%, due 09/01/20 Pool # 835465                                       805,119
     92,390   6.000%, due 05/01/21 Pool # 253847                                        95,625
     18,592   7.000%, due 12/01/29 Pool # 762813                                        19,747
     60,265   7.000%, due 11/01/31 Pool # 607515                                        64,044
     50,257   7.000%, due 05/01/32 Pool # 644591                                        53,408
    374,640   6.500%, due 06/01/32 Pool # 545691                                       393,025
    550,241   5.500%, due 10/01/33 Pool # 254904                                       565,361
     20,187   5.000%, due 05/01/34 Pool # 782214                                        20,580
    476,326   5.000%, due 06/01/34 Pool # 255230                                       485,599
     11,058   7.000%, due 07/01/34 Pool # 792636                                        11,649
    168,282   5.500%, due 08/01/34 Pool # 793647                                       172,696
    337,216   5.500%, due 03/01/35 Pool # 810075                                       345,745
    817,119   5.500%, due 03/01/35 Pool # 815976                                       837,785
    469,719   5.000%, due 08/01/35 Pool # 829670                                       478,424
    371,134   5.000%, due 09/01/35 Pool # 820347                                       378,012
    392,619   5.000%, due 09/01/35 Pool # 835699                                       399,895
    717,290   5.000%, due 10/01/35 Pool # 797669                                       730,583
    507,472   5.000%, due 11/01/35 Pool # 844504                                       516,876
    552,255   5.000%, due 11/01/35 Pool # 844809                                       562,489
    540,391   5.000%, due 12/01/35 Pool # 850561                                       550,405
    184,839   5.500%, due 02/01/36 Pool # 851330                                       189,514
    668,929   5.500%, due 09/01/36 Pool # 831820                                       685,324
    813,894   6.000%, due 09/01/36 Pool # 831741                                       839,820
    191,380   5.500%, due 10/01/36 Pool # 896340                                       196,071
    751,527   5.500%, due 10/01/36 Pool # 901723                                       769,947
    659,392   6.000%, due 11/01/36 Pool # 902510                                       683,115
    752,522   5.500%, due 12/01/36 Pool # 902853                                       770,967
    774,360   5.500%, due 12/01/36 Pool # 903059                                       793,340
    743,175   5.500%, due 12/01/36 Pool # 907512                                       761,391
    830,322   5.500%, due 12/01/36 Pool # 907635                                       850,673
    686,769   6.000%, due 12/01/36 Pool # 903002                                       708,645
                                                                                   -----------
                                                                                    16,493,738
                                                                                   -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.15%
     11,835   8.000%, due 10/20/15 Pool # 002995                                        12,608
     65,607   6.500%, due 02/20/29 Pool # 002714                                        68,817
     47,071   6.500%, due 04/20/31 Pool # 003068                                        49,383
                                                                                   -----------
                                                                                       130,808
                                                                                   -----------

              TOTAL MORTGAGE BACKED
              (Cost $18,037,383)                                                    18,597,803
                                                                                   -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.67%

              FEDERAL FARM CREDIT BANK - 1.31%
  1,000,000   5.875%, due 10/03/16                                                   1,154,979
                                                                                   -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.59%
    500,000   5.250%, due 08/01/12                                                     516,620
                                                                                   -----------
              U.S. TREASURY BONDS - 1.33%
    860,000   6.625%, due 02/15/27                                                   1,172,691
                                                                                   -----------
              U.S. TREASURY NOTES - 4.44%
     30,000   4.500%, due 11/15/10                                                      31,964
    320,000   4.875%, due 04/30/11                                                     348,000
  2,100,000   4.625%, due 12/31/11                                                   2,300,155
     60,000   4.250%, due 08/15/15                                                      67,392
  1,025,000   4.500%, due 05/15/17                                                   1,153,766
                                                                                   -----------
                                                                                     3,901,277
                                                                                   -----------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $6,018,851)                                                      6,745,567
                                                                                   -----------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
     Shares                                                                          (Note 1)
     ------                                                                          --------
INVESTMENT COMPANY - 1.69%

  1,488,465   SSgA Prime Money Market Fund                                         $ 1,488,465
                                                                                   -----------

              TOTAL INVESTMENT COMPANY
              (Cost $1,488,465)                                                      1,488,465
                                                                                   -----------

TOTAL INVESTMENTS - 99.58%
(Cost $103,948,338**)                                                               87,521,594
                                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 0.42%                                               367,810
                                                                                   -----------
TOTAL NET ASSETS - 100.00%                                                         $87,889,404
                                                                                   ===========

--------------------------------------------------------------

      **  Aggregate cost for Federal tax purposes was $104,041,191.

     (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
     (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.90% of total net assets.
     (E)  In Default. Issuer is bankrupt.
     (G) Floating rate or variable rate note. Rate shown is as of January 31, 2009.
     (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
     ADR  American Depositary Receipt.
     PLC  Public Limited Company.

          The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Value
     Shares                                                                         (Note 1)
     ------                                                                         --------
COMMON STOCKS - 97.62%

              CONSUMER DISCRETIONARY - 5.92%
     45,986   Comcast Corp., Class A                                              $    673,695
     21,100   Home Depot, Inc.                                                         454,283
     27,300   Johnson Controls, Inc.                                                   341,523
     17,000   Kohl's Corp. *                                                           624,070
     42,700   Lowe's Cos., Inc.                                                        780,129
     45,900   News Corp., Class A                                                      293,301
     17,600   Omnicom Group, Inc.                                                      455,664
     20,100   Target Corp.                                                             627,120
     91,900   Time Warner, Inc.                                                        857,427
     23,900   Time Warner Cable, Inc., Class A *                                       445,257
     43,900   Walt Disney Co./The                                                      907,852
                                                                                  ------------
                                                                                     6,460,321
                                                                                  ------------
              CONSUMER STAPLES - 10.89%
     35,000   Altria Group, Inc.                                                       578,900
     21,500   Archer-Daniels-Midland Co.                                               588,670
     18,900   Coca-Cola Co./The                                                        807,408
      5,900   Costco Wholesale Corp.                                                   265,677
     24,200   CVS Caremark Corp.                                                       650,496
      4,900   Energizer Holdings, Inc. *                                               233,387
     11,000   General Mills, Inc.                                                      650,650
     17,700   HJ Heinz Co.                                                             646,050
      7,300   Kellogg Co.                                                              318,937
     52,697   Kraft Foods, Inc., Class A                                             1,478,151
     13,700   Molson Coors Brewing Co., Class B                                        551,699
     61,100   Procter & Gamble Co.                                                   3,329,950
     37,900   Wal-Mart Stores, Inc.                                                  1,785,848
                                                                                  ------------
                                                                                    11,885,823
                                                                                  ------------
              ENERGY - 19.58%
     16,500   Anadarko Petroleum Corp.                                                 606,210
     15,900   Apache Corp.                                                           1,192,500
     63,466   Chevron Corp.                                                          4,475,622
     46,700   ConocoPhillips                                                         2,219,651
     17,800   Devon Energy Corp.                                                     1,096,480
      5,600   EOG Resources, Inc.                                                      379,512
    124,600   Exxon Mobil Corp.                                                      9,529,408
     30,700   Marathon Oil Corp.                                                       835,961
     11,200   Valero Energy Corp.                                                      270,144
     20,500   XTO Energy, Inc.                                                         760,345
                                                                                  ------------
                                                                                    21,365,833
                                                                                  ------------
              FINANCIALS - 18.41%
     15,900   Allstate Corp./The                                                       344,553
     16,500   AON Corp.                                                                611,325
      6,900   Arch Capital Group, Ltd. *                                               415,035
    171,084   Bank of America Corp.                                                  1,125,733
     37,400   Bank of New York Mellon Corp./The                                        962,676
     27,000   BB&T Corp.                                                               534,330
      3,700   BlackRock, Inc.                                                          402,560
     13,700   Capital One Financial Corp.                                              217,008
     10,500   Chubb Corp.                                                              447,090
    182,566   Citigroup, Inc.                                                          648,109
     13,400   Equity Residential, REIT                                                 320,662
     14,700   Goldman Sachs Group, Inc./The                                          1,186,731
     22,900   Hartford Financial Services Group, Inc.                                  301,364
    118,768   JPMorgan Chase & Co.                                                   3,029,772
     18,500   Keycorp                                                                  134,680
     15,200   Marsh & McLennan Cos., Inc.                                              293,816
     35,600   MetLife, Inc.                                                          1,022,788
     30,800   Morgan Stanley                                                           623,084
     17,000   PNC Financial Services Group, Inc.                                       552,840
     26,300   Prudential Financial, Inc.                                               677,225
     23,500   Regions Financial Corp.                                                   81,310
      4,800   Simon Property Group, Inc., REIT                                         206,304
     16,100   State Street Corp.                                                       374,647
      9,800   SunTrust Banks, Inc.                                                     120,148
     40,300   Travelers Cos., Inc./The                                               1,557,192
     11,100   Unum Group                                                               157,176
     73,800   US Banccorp                                                            1,095,192
     11,900   Vornado Realty Trust, REIT                                               604,639
    108,200   Wells Fargo & Co.                                                      2,044,980
                                                                                  ------------
                                                                                    20,092,969
                                                                                  ------------
              HEALTH CARE - 15.11%
     29,200   Amgen, Inc. *                                                          1,601,620
     13,600   Coventry Health Care, Inc. *                                             205,768
     22,100   Covidien, Ltd.                                                           847,314
     11,000   Eli Lilly & Co.                                                          405,020
     64,600   Johnson & Johnson                                                      3,726,774
     21,900   Life Technologies Corp. *                                                557,574
      6,500   Medco Health Solutions, Inc. *                                           292,045
     38,900   Merck & Co., Inc./NJ                                                   1,110,595
     27,100   Mylan, Inc./PA *                                                         307,043
    218,040   Pfizer, Inc.                                                           3,179,023
     16,500   Thermo Fisher Scientific, Inc. *                                         592,845
     34,600   UnitedHealth Group, Inc.                                                 980,218
     14,500   WellPoint, Inc. *                                                        601,025
     48,500   Wyeth                                                                  2,084,045
                                                                                  ------------
                                                                                    16,490,909
                                                                                  ------------
              INDUSTRIALS - 8.06%
      6,800   Caterpillar, Inc.                                                        209,780
      5,000   Deere & Co.                                                              173,700
      8,300   Emerson Electric Co.                                                     271,410
      5,900   FedEx Corp.                                                              300,546
    307,200   General Electric Co.                                                   3,726,336
     12,400   Illinois Tool Works, Inc.                                                404,984
      4,200   L-3 Communications Holdings, Inc.                                        331,884
     10,400   Norfolk Southern Corp.                                                   398,944
     12,400   Northrop Grumman Corp.                                                   596,688
     17,600   Raytheon Co.                                                             890,912
     11,400   United Technologies Corp.                                                547,086
     30,400   Waste Management, Inc.                                                   948,176
                                                                                  ------------
                                                                                     8,800,446
                                                                                  ------------
              INFORMATION TECHNOLOGY - 4.25%
     13,100   Automatic Data Processing, Inc.                                          475,923
     37,100   Cisco Systems, Inc. *                                                    555,387
     13,200   Computer Sciences Corp. *                                                486,288
     24,000   EMC Corp./Massachusetts *                                                264,960
     13,421   Hewlett-Packard Co.                                                      466,380
     33,400   Intel Corp.                                                              430,860
      7,500   International Business Machines Corp.                                    687,375
     39,200   Maxim Integrated Products, Inc.                                          518,616
     13,300   Microsoft Corp.                                                          227,430

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Value
     Shares                                                                         (Note 1)
     ------                                                                         --------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY (CONTINUED)
     19,000   Symantec Corp. *                                                    $    291,270
     16,400   Tyco Electronics, Ltd.                                                   232,224
                                                                                  ------------
                                                                                     4,636,713
                                                                                  ------------
              MATERIALS - 2.69%
      9,300   Air Products & Chemicals, Inc.                                           467,790
     21,100   Dow Chemical Co./The                                                     244,549
     33,200   EI Du Pont de Nemours & Co.                                              762,272
     17,823   Freeport-McMoRan Copper & Gold, Inc.                                     448,070
     15,700   Nucor Corp.                                                              640,403
     13,800   Weyerhaeuser Co.                                                         377,292
                                                                                  ------------
                                                                                     2,940,376
                                                                                  ------------
              TELECOMMUNICATION SERVICES - 5.73%
    162,632   AT&T, Inc.                                                             4,004,000
     75,120   Verizon Communications, Inc.                                           2,243,834
                                                                                  ------------
                                                                                     6,247,834
                                                                                  ------------
              UTILITIES - 6.98%
     17,100   American Electric Power Co., Inc.                                        536,085
     38,300   Duke Energy Corp.                                                        580,245
     17,000   Edison International                                                     553,690
     11,200   Exelon Corp.                                                             607,264
     11,100   FirstEnergy Corp.                                                        554,889
     17,900   FPL Group, Inc.                                                          922,745
     12,000   NSTAR                                                                    405,840
     19,300   PG&E Corp.                                                               746,331
     18,600   Public Service Enterprise Group, Inc.                                    587,202
      3,400   Questar Corp.                                                            115,532
     19,600   Sempra Energy                                                            859,264
     34,300   Southern Co.                                                           1,147,335
                                                                                  ------------
                                                                                     7,616,422
                                                                                  ------------

              TOTAL COMMON STOCKS
              (Cost $145,846,028)                                                  106,537,646
                                                                                  ------------

INVESTMENT COMPANIES - 2.25%

     57,000   Consumer Discretionary Select
              Sector SPDR Fund ETF                                                   1,098,960
     46,600   SPDR S&P Homebuilders ETF                                                478,116
    880,187   SSgA Prime Money Market Fund                                             880,187
                                                                                  ------------

              TOTAL INVESTMENT COMPANIES
              (Cost $2,700,162)                                                      2,457,263
                                                                                  ------------

TOTAL INVESTMENTS - 99.87%
(Cost $148,546,190**)                                                              108,994,909
                                                                                  ------------
NET OTHER ASSETS AND LIABILITIES - 0.13%                                               137,087
                                                                                  ------------
TOTAL NET ASSETS - 100.00%                                                        $109,131,996
                                                                                  ============

--------------------------------------------------------------

       *  Non-income producing.
      ** Aggregate cost for Federal tax purposes was $149,099,067 ETF Exchange Traded Fund.
    REIT  Real Estate Investment Trust.

          The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Value
     Shares                                                                         (Note 1)
     ------                                                                         --------
 COMMON STOCKS - 97.47%

              CONSUMER DISCRETIONARY - 7.48%
      8,100   Amazon.com, Inc. *                                                  $    476,442
      1,000   AutoZone, Inc. *                                                         132,890
      8,900   Coach, Inc. *                                                            129,940
     21,000   Comcast Corp., Class A                                                   307,650
    374,100   Interpublic Group of Cos., Inc. *                                      1,245,753
     42,500   Kohl's Corp. *                                                         1,560,175
     26,600   McDonald's Corp.                                                       1,543,332
      9,100   NIKE, Inc., Class B                                                      411,775
     15,400   Staples, Inc.                                                            245,476
     51,200   Starbucks Corp. *                                                        483,328
     32,400   Target Corp.                                                           1,010,880
     19,800   Tiffany & Co./DE                                                         410,850
     11,300   TJX Cos., Inc.                                                           219,446
     10,100   Yum! Brands, Inc.                                                        289,062
                                                                                  ------------
                                                                                     8,466,999
                                                                                  ------------
              CONSUMER STAPLES - 9.86%
     42,900   Coca-Cola Co./The                                                      1,832,688
     17,200   Colgate-Palmolive Co.                                                  1,118,688
     12,200   Costco Wholesale Corp.                                                   549,366
     71,200   Philip Morris International, Inc.                                      2,645,080
     20,600   Procter & Gamble Co.                                                   1,124,738
     25,200   Walgreen Co.                                                             690,732
     67,900   Wal-Mart Stores, Inc.                                                  3,199,448
                                                                                  ------------
                                                                                    11,160,740
                                                                                  ------------
              ENERGY - 11.55%
     17,600   Cameron International Corp. *                                            407,616
      5,400   Diamond Offshore Drilling, Inc.                                          338,904
     16,700   EOG Resources, Inc.                                                    1,131,759
     23,700   Exxon Mobil Corp.                                                      1,812,576
     19,400   Hess Corp.                                                             1,078,834
     17,000   National Oilwell Varco, Inc. *                                           449,480
     14,200   Noble Corp.                                                              385,530
     25,400   Occidental Petroleum Corp.                                             1,385,570
     14,800   Peabody Energy Corp.                                                     370,000
    103,200   PetroHawk Energy Corp. *                                               2,034,072
      8,100   Range Resources Corp.                                                    290,304
     34,100   Schlumberger, Ltd.                                                     1,391,621
     13,100   Southwestern Energy Co. *                                                414,615
      8,192   Transocean, Ltd. *                                                       447,447
     52,000   Weatherford International, Ltd. *                                        573,560
     15,382   XTO Energy, Inc.                                                         570,518
                                                                                  ------------
                                                                                    13,082,406
                                                                                  ------------
              FINANCIALS - 4.30%
     13,600   Aflac, Inc.                                                              315,656
     76,600   Axis Capital Holdings, Ltd.                                            1,858,316
      2,800   BlackRock, Inc.                                                          304,640
     36,000   Charles Schwab Corp./The                                                 489,240
      1,200   CME Group, Inc.                                                          208,692
      9,200   IntercontinentalExchange, Inc. *                                         523,756
      4,500   Mastercard, Inc., Class A                                                611,010
      4,800   Northern Trust Corp.                                                     276,096
      3,200   PartnerRe, Ltd.                                                          209,696
      3,000   State Street Corp.                                                        69,810
                                                                                  ------------
                                                                                     4,866,912
                                                                                  ------------
              HEALTH CARE - 19.67%
     35,100   Abbott Laboratories                                                    1,945,944
     23,200   Baxter International, Inc.                                             1,360,680
      9,500   Becton Dickinson & Co.                                                   690,365
      7,500   Biogen Idec, Inc. *                                                      364,875
     45,200   Bristol-Myers Squibb Co.                                                 967,732
     11,700   Celgene Corp. *                                                          619,515
      9,700   Gen-Probe, Inc. *                                                        436,694
     65,500   Genentech, Inc. *                                                      5,321,220
     10,900   Genzyme Corp. *                                                          751,228
     23,500   Gilead Sciences, Inc. *                                                1,193,095
     17,084   Hologic, Inc. *                                                          201,420
      2,400   Intuitive Surgical, Inc. *                                               247,752
     21,900   Johnson & Johnson                                                      1,263,411
     24,300   Life Technologies Corp. *                                                618,678
     21,300   Medco Health Solutions, Inc. *                                           957,009
     17,800   Medtronic, Inc.                                                          596,122
     76,603   Schering-Plough Corp.                                                  1,345,149
     11,600   St. Jude Medical, Inc. *                                                 421,892
     68,300   UnitedHealth Group, Inc.                                               1,934,939
     31,500   Vertex Pharmaceuticals, Inc. *                                         1,041,075
                                                                                  ------------
                                                                                    22,278,795
                                                                                  ------------
              INDUSTRIALS - 8.54%
     13,100   Boeing Co.                                                               554,261
      8,100   Burlington Northern Santa Fe Corp.                                       536,625
     19,600   Caterpillar, Inc.                                                        604,660
     10,400   CH Robinson Worldwide, Inc.                                              478,192
     23,000   CSX Corp.                                                                666,080
      6,800   Cummins, Inc.                                                            163,064
     10,800   Deere & Co.                                                              375,192
     16,800   Emerson Electric Co.                                                     549,360
      5,300   Expeditors International of
              Washington, Inc.                                                         147,393
      4,800   Flowserve Corp.                                                          255,888
     65,400   General Electric Co.                                                     793,302
     25,100   Honeywell International, Inc.                                            823,531
      5,100   ITT Corp.                                                                230,928
      8,400   Lockheed Martin Corp.                                                    689,136
     64,300   Quanta Services, Inc. *                                                1,374,734
     17,700   United Parcel Service, Inc., Class B                                     752,073
     14,200   United Technologies Corp.                                                681,458
                                                                                  ------------
                                                                                     9,675,877
                                                                                  ------------
              INFORMATION TECHNOLOGY - 31.23%
     15,400   Accenture, Ltd., Class A                                                 486,024
     13,600   Adobe Systems, Inc. *                                                    262,616
      7,100   Affiliated Computer Services,
              Inc., Class A *                                                          325,606
      7,000   Akamai Technologies, Inc. *                                               94,360
     10,000   Altera Corp.                                                             153,800
     26,500   Apple, Inc. *                                                          2,388,445
    229,700   Cisco Systems, Inc. *                                                  3,438,609
     12,800   Citrix Systems, Inc. *                                                   269,312
     44,700   Corning, Inc.                                                            451,917
     32,400   Dell, Inc. *                                                             307,800
     19,900   eBay, Inc. *                                                             239,198
     23,600   Electronic Arts, Inc. *                                                  364,384
     83,900   EMC Corp./Massachusetts *                                                926,256
      2,000   First Solar, Inc. *                                                      285,600

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Value
     Shares                                                                         (Note 1)
     ------                                                                         --------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY (CONTINUED)
      9,100   Google, Inc., Class A *                                             $  3,080,623
     63,000   Hewlett-Packard Co.                                                    2,189,250
    222,800   Intel Corp.                                                            2,874,120
     39,900   International Business Machines Corp.                                  3,656,835
    143,295   Maxim Integrated Products, Inc.                                        1,895,793
     20,400   Microchip Technology, Inc.                                               386,988
    216,300   Microsoft Corp.                                                        3,698,730
     19,500   Novellus Systems, Inc. *                                                 268,905
     27,800   Nuance Communication, Inc. *                                             274,108
    106,800   Oracle Corp. *                                                         1,797,444
      8,300   Paychex, Inc.                                                            201,607
     62,800   QUALCOMM, Inc.                                                         2,169,740
     14,800   Salesforce.com, Inc. *                                                   393,828
     57,500   Texas Instruments, Inc.                                                  859,625
     12,800   Varian Semiconductor Equipment
              Associates, Inc. *                                                       243,712
     20,000   Visa, Inc., Class A                                                      987,000
     33,200   Yahoo!, Inc. *                                                           389,436
                                                                                  ------------
                                                                                    35,361,671
                                                                                  ------------
              MATERIALS - 3.49%
      4,100   Agnico-Eagle Mines, Ltd.                                                 217,464
     14,700   Monsanto Co.                                                           1,118,082
     37,000   Nucor Corp.                                                            1,509,230
     17,800   Praxair, Inc.                                                          1,108,228
                                                                                  ------------
                                                                                     3,953,004
                                                                                  ------------
              TELECOMMUNICATION SERVICES - 0.32%
     18,700   NII Holdings, Inc. *                                                     362,780
                                                                                  ------------
              UTILITIES - 1.03%
     14,100   FPL Group, Inc.                                                          726,855
     10,000   Sempra Energy                                                            438,400
                                                                                  ------------
                                                                                     1,165,255
                                                                                  ------------

              TOTAL COMMON STOCKS
              (Cost $140,402,795)                                                  110,374,439
                                                                                  ------------

INVESTMENT COMPANIES - 2.81%

     21,000   iShares Russell 1000 Growth Index
              Fund ETF                                                                 737,100
  2,442,033   SSgA Prime Money Market Fund                                           2,442,033
                                                                                  ------------

              TOTAL INVESTMENT COMPANIES
              (Cost $3,150,726)                                                      3,179,133
                                                                                  ------------

TOTAL INVESTMENTS - 100.28%
(Cost $143,553,521**)                                                              113,553,572
                                                                                  ------------
NET OTHER ASSETS AND LIABILITIES - (0.28)%                                            (310,550)
                                                                                  ------------
TOTAL NET ASSETS - 100.00%                                                        $113,243,022
                                                                                  ============

--------------------------------------------------------------

       *  Non-income producing.
      ** Aggregate cost for Federal tax purposes was $147,126,385. ETF Exchange Traded Fund.

          The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS - 96.47%
              CONSUMER DISCRETIONARY - 10.50%
    5,900     Arbitron, Inc.                                                 $     88,618
    2,800     Autoliv, Inc.                                                        51,492
    1,200     AutoZone, Inc. *                                                    159,468
    3,100     Carnival Corp.                                                       56,389
    8,600     Cato Corp./The, Class A                                             113,778
    5,800     CBS Corp., Class B                                                   33,176
    2,700     CEC Entertainment, Inc. *                                            63,018
    3,400     Choice Hotels International, Inc.                                    89,488
    9,900     Eastman Kodak Co.                                                    44,847
   27,464     Ford Motor Co. *                                                     51,358
    3,700     Fortune Brands, Inc.                                                118,400
    4,500     Genuine Parts Co.                                                   144,090
    6,000     Hibbett Sports, Inc. *                                               81,660
   49,100     Interpublic Group of Cos., Inc. *                                   163,503
    4,500     JC Penney Co., Inc.                                                  75,375
    5,900     KB Home                                                              62,953
    3,800     Kohl's Corp. *                                                      139,498
    2,800     LKQ Corp. *                                                          32,340
   25,800     Mattel, Inc.                                                        366,102
    2,300     Matthews International Corp., Class A                                89,562
    5,400     O'Reilly Automotive, Inc. *                                         156,978
    1,800     Pulte Homes, Inc.                                                    18,270
    6,100     Scripps Networks Interactive, Inc., Class A                         130,967
    6,900     Sonic Corp. *                                                        67,206
   12,350     Stage Stores, Inc.                                                   88,302
    9,900     TJX Cos., Inc.                                                      192,258
    5,700     Valassis Communications, Inc. *                                       7,296
    2,000     VF Corp.                                                            112,040
                                                                             ------------
                                                                                2,798,432
                                                                             ------------
              CONSUMER STAPLES - 9.93%
    3,300     Bunge, Ltd.                                                         141,702
    3,000     Casey's General Stores, Inc.                                         63,750
    3,600     Clorox Co.                                                          180,540
   12,100     ConAgra Foods, Inc.                                                 206,910
   12,000     Constellation Brands, Inc., Class A *                               174,240
    1,500     Costco Wholesale Corp.                                               67,545
    2,500     Energizer Holdings, Inc. *                                          119,075
    4,300     Herbalife, Ltd.                                                      88,193
    5,800     HJ Heinz Co.                                                        211,700
    3,600     Hormel Foods Corp.                                                  107,388
    5,700     Lance, Inc.                                                         107,331
    5,100     Lorillard, Inc.                                                     303,246
    4,800     Molson Coors Brewing Co., Class B                                   193,296
      700     Ralcorp Holdings, Inc. *                                             41,454
    7,600     Safeway, Inc.                                                       162,868
    9,200     Sara Lee Corp.                                                       92,276
    6,900     SUPERVALU, Inc.                                                     121,026
    7,700     Tyson Foods, Inc., Class A                                           68,145
    4,200     Wal-Mart Stores, Inc.                                               197,904
                                                                             ------------
                                                                                2,648,589
                                                                             ------------
              ENERGY - 6.35%
   11,600     BJ Services Co.                                                     127,600
   35,900     El Paso Corp.                                                       293,662
   11,200     Forest Oil Corp. *                                                  168,000
    8,400     Helmerich & Payne, Inc.                                             188,664
    6,600     Noble Energy, Inc.                                                  322,938
   11,800     PetroHawk Energy Corp. *                                            232,578
    3,400     Plains Exploration & Production Co. *                                71,808
      800     SEACOR Holdings, Inc. *                                              52,032
    3,600     St. Mary Land & Exploration Co.                                      69,660
    6,700     Tesoro Corp.                                                        115,441
    1,700     Whiting Petroleum Corp. *                                            49,300
                                                                             ------------
                                                                                1,691,683
                                                                             ------------
              FINANCIALS - 23.28%
      200     Alleghany Corp. *                                                    54,486
    3,300     Ameriprise Financial, Inc.                                           66,495
   15,100     Annaly Capital Management, Inc., REIT                               228,614
    8,400     AON Corp.                                                           311,220
    3,700     Arch Capital Group, Ltd. *                                          222,555
    9,699     Ares Capital Corp.                                                   45,682
    6,860     Associated Banc-Corp.                                               107,359
    2,500     Assurant, Inc.                                                       66,000
    6,300     Assured Guaranty, Ltd.                                               48,069
    3,197     AvalonBay Communities, Inc., REIT                                   165,637
    7,800     Axis Capital Holdings, Ltd.                                         189,228
    2,600     BlackRock, Inc.                                                     282,880
    3,100     Boston Properties, Inc., REIT                                       134,230
    2,700     Credit Acceptance Corp. *                                            48,735
    6,175     Delphi Financial Group, Inc., Class A                                93,675
    5,800     Discover Financial Services                                          41,470
    6,900     Equity Residential, REIT                                            165,117
    3,032     Everest Re Group, Ltd.                                              191,016
    2,900     Fidelity National Financial, Inc., Class A                           42,398
   16,100     Fifth Third Bancorp                                                  38,479
    2,500     Financial Federal Corp.                                              54,300
    1,600     First American Corp.                                                 34,944
    1,800     First Midwest Bankcorp, Inc./IL                                      18,000
   12,100     Hudson City Bancorp, Inc.                                           140,360
    4,040     International Bancshares Corp.                                       73,609
    2,300     IPC Holdings, Ltd.                                                   59,018
   13,700     JPMorgan Chase & Co.                                                349,487
   15,500     Keycorp                                                             112,840
    1,300     Leucadia National Corp. *                                            20,696
    2,400     M&T Bank Corp.                                                       93,384
    9,700     Marsh & McLennan Cos., Inc.                                         187,501
    5,198     Marshall & Ilsley Corp.                                              29,680
    2,000     MB Financial, Inc.                                                   32,680
    3,600     NewAlliance Bancshares, Inc.                                         39,564
    2,200     Northern Trust Corp.                                                126,544
    4,600     People's United Financial, Inc.                                      75,256
    3,400     Platinum Underwriters Holdings, Ltd.                                 94,554
    6,400     Principal Financial Group, Inc.                                     106,176
   10,100     Progressive Corp./The                                               122,715
    1,000     PS Business Parks, Inc., REIT                                        42,900
    1,900     Public Storage, REIT                                                117,553
    4,900     Realty Income Corp., REIT                                            94,423
   13,900     Regions Financial Corp.                                              48,094
    3,400     Reinsurance Group of America, Inc.                                  121,142
    3,300     SL Green Realty Corp., REIT                                          51,843
    6,300     State Street Corp.                                                  146,601
    4,600     Torchmark Corp.                                                     138,000

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
   21,800     Unum Group                                                     $    308,688
   15,000     US Banccorp                                                         222,600
    1,600     Ventas, Inc., REIT                                                   44,592
    4,800     Vornado Realty Trust, REIT                                          243,888
    7,400     Webster Financial Corp.                                              30,932
    1,200     Westamerica Bancorporation                                           51,276
    7,000     WR Berkley Corp.                                                    185,360
    2,800     XL Capital, Ltd., Class A                                             8,120
    2,400     Zions Bancorporation                                                 35,808
                                                                             ------------
                                                                                6,206,473
                                                                             ------------
              HEALTH CARE - 6.36%
    2,900     Amsurg Corp. *                                                       56,811
    4,500     Centene Corp. *                                                      79,785
    3,500     Charles River Laboratories International, Inc. *                     85,435
   16,700     CIGNA Corp.                                                         289,912
    7,700     Forest Laboratories, Inc. *                                         192,808
   17,900     Hologic, Inc. *                                                     211,041
   10,853     Life Technologies Corp. *                                           276,317
    2,800     Medco Health Solutions, Inc. *                                      125,804
    3,600     Orthofix International N.V. *                                        57,456
    5,064     Teva Pharmaceutical Industries, Ltd., ADR                           209,903
   11,300     Universal American Corp./NY *                                       111,531
                                                                             ------------
                                                                                1,696,803
                                                                             ------------
              INDUSTRIALS - 10.23%
   13,200     ACCO Brands Corp. *                                                  25,344
    2,400     Acuity Brands, Inc.                                                  64,488
    6,400     Albany International Corp., Class A                                  64,064
    8,600     Belden, Inc.                                                        112,316
    8,100     Carlisle Cos., Inc.                                                 151,227
    4,400     Cooper Industries, Ltd., Class A                                    118,404
    1,100     Copart, Inc. *                                                       26,499
    1,800     Danaher Corp.                                                       100,674
    4,000     Dover Corp.                                                         113,120
    2,000     ESCO Technologies, Inc. *                                            70,880
      800     Flowserve Corp.                                                      42,648
    3,300     GATX Corp.                                                           79,530
    2,200     General Dynamics Corp.                                              124,806
    9,100     General Electric Co.                                                110,383
    2,487     Genesee & Wyoming, Inc., Class A *                                   67,572
    3,100     Graco, Inc.                                                          65,937
    9,500     Ingersoll-Rand Co., Ltd., Class A                                   153,995
    4,800     ITT Corp.                                                           217,344
    4,900     KBR, Inc.                                                            69,384
    2,000     L-3 Communications Holdings, Inc.                                   158,040
    5,300     Mueller Industries, Inc.                                            106,636
    1,200     Norfolk Southern Corp.                                               46,032
    5,665     Republic Services, Inc.                                             146,497
    1,700     Simpson Manufacturing Co., Inc.                                      34,119
   20,100     Southwest Airlines Co.                                              141,303
    3,500     United Stationers, Inc. *                                            98,035
    1,300     URS Corp. *                                                          44,265
    2,400     WW Grainger, Inc.                                                   175,080
                                                                             ------------
                                                                                2,728,622
                                                                             ------------
              INFORMATION TECHNOLOGY - 8.51%
    6,400     Affiliated Computer Services, Inc., Class A *                       293,504
   10,800     Arrow Electronics, Inc. *                                           205,956
   14,000     Brocade Communications Systems, Inc. *                               53,340
    8,500     CA, Inc.                                                            152,915
    4,200     Computer Sciences Corp. *                                           154,728
    3,700     Diebold, Inc.                                                        91,686
    4,900     Electronics for Imaging, Inc. *                                      43,561
    1,300     Fiserv, Inc. *                                                       41,275
   23,700     Maxim Integrated Products, Inc.                                     313,551
    3,400     MAXIMUS, Inc.                                                       126,344
   12,300     Novellus Systems, Inc. *                                            169,617
   22,000     Seagate Technology                                                   83,380
   10,300     Synopsys, Inc. *                                                    190,550
    3,600     Teradata Corp. *                                                     47,268
    5,500     Websense, Inc. *                                                     61,600
   23,800     Xerox Corp.                                                         158,032
    4,900     Zebra Technologies Corp., Class A *                                  82,467
                                                                             ------------
                                                                                2,269,774
                                                                             ------------
              MATERIALS - 5.12%
    3,300     Air Products & Chemicals, Inc.                                      165,990
    2,600     Aptargroup, Inc.                                                     80,132
      800     Compass Minerals International, Inc.                                 48,136
    1,600     Deltic Timber Corp.                                                  63,312
    3,200     Ecolab, Inc.                                                        108,672
    4,900     EI Du Pont de Nemours & Co.                                         112,504
    4,035     Freeport-McMoRan Copper & Gold, Inc.                                101,440
    3,800     Mosaic Co./The                                                      135,546
    2,500     Nucor Corp.                                                         101,975
    4,600     Owens-Illinois, Inc. *                                               87,400
    4,900     Reliance Steel & Aluminum Co.                                       108,437
    3,000     Sigma-Aldrich Corp.                                                 108,240
    5,200     Weyerhaeuser Co.                                                    142,168
                                                                             ------------
                                                                                1,363,952
                                                                             ------------
              TELECOMMUNICATION SERVICES - 1.19%
    3,900     Crown Castle International Corp. *                                   76,128
    3,400     Embarq Corp.                                                        121,448
   19,700     Qwest Communications International, Inc.                             63,434
    1,800     Telephone & Data Systems, Inc.                                       54,918
                                                                             ------------
                                                                                  315,928
                                                                             ------------
              UTILITIES - 15.00%
    6,400     Ameren Corp.                                                        212,800
   14,100     American Electric Power Co., Inc.                                   442,035
    2,300     Atmos Energy Corp.                                                   56,465
    9,200     Edison International                                                299,644
    1,000     Entergy Corp.                                                        76,360
    1,400     New Jersey Resources Corp.                                           56,126
    2,900     NRG Energy, Inc. *                                                   67,744
   10,000     NSTAR                                                               338,200
    5,400     Oneok, Inc.                                                         157,788
   12,200     PG&E Corp.                                                          471,774
    9,500     Progress Energy, Inc.                                               367,840
    2,900     Questar Corp.                                                        98,542
    8,900     Sempra Energy                                                       390,176

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)
    3,900     UGI Corp.                                                      $     98,943
    3,300     Unisource Energy Corp.                                               93,192
    4,400     Westar Energy, Inc.                                                  88,352
    2,000     WGL Holdings, Inc.                                                   64,200
    5,900     Wisconsin Energy Corp.                                              263,022
   19,300     Xcel Energy, Inc.                                                   356,278
                                                                             ------------
                                                                                3,999,481
                                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $37,865,291)                                               25,719,737
                                                                             ------------

INVESTMENT COMPANIES - 3.59%

    4,400     SPDR S&P Homebuilders ETF                                            45,144
  912,547     SSgA Prime Money Market Fund                                        912,547
                                                                             ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $968,372)                                                     957,691
                                                                             ------------

TOTAL INVESTMENTS - 100.06%
(Cost $38,833,663**)                                                           26,677,428
                                                                             ------------
NET OTHER ASSETS AND LIABILITIES - (0.06)%                                        (17,442)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $ 26,659,986
                                                                             ============

--------------------------------------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $39,515,432.
      ADR     American Depositary Receipt.
      ETF     Exchange Traded Fund.
     REIT     Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS - 98.21%
              CONSUMER DISCRETIONARY - 16.09%
   14,200     Aeropostale, Inc. *                                            $    299,762
   30,400     Buckle, Inc./The                                                    642,960
   24,400     GameStop Corp., Class A *                                           604,632
   23,700     Guess ?, Inc.                                                       381,333
   27,100     Gymboree Corp. *                                                    663,950
    1,300     ITT Educational Services, Inc. *                                    159,263
   20,700     O'Reilly Automotive, Inc. *                                         601,749
    6,800     priceline.com, Inc. *                                               456,212
   11,100     Sotheby's                                                            96,459
   19,300     Steiner Leisure, Ltd. *                                             481,149
   40,500     True Religion Apparel, Inc. *                                       462,105
    6,500     Yum! Brands, Inc.                                                   186,030
                                                                             ------------
                                                                                5,035,604
                                                                             ------------
              CONSUMER STAPLES - 3.16%
    1,600     Avon Products, Inc.                                                  32,720
   18,700     Herbalife, Ltd.                                                     383,537
   32,700     SUPERVALU, Inc.                                                     573,558
                                                                             ------------
                                                                                  989,815
                                                                             ------------
              ENERGY - 10.81%
   49,300     Atwood Oceanics, Inc. *                                             820,845
    9,600     Consol Energy, Inc.                                                 261,696
   98,200     Hercules Offshore, Inc. *                                           365,304
   14,600     National Oilwell Varco, Inc. *                                      386,024
    7,000     Noble Corp.                                                         190,050
    9,400     Noble Energy, Inc.                                                  459,942
   15,000     Ultra Petroleum Corp. *                                             537,450
   12,500     Whiting Petroleum Corp. *                                           362,500
                                                                             ------------
                                                                                3,383,811
                                                                             ------------
              FINANCIALS - 4.70%
    6,200     Aflac, Inc.                                                         143,902
   18,100     Ameriprise Financial, Inc.                                          364,715
   77,800     Assured Guaranty, Ltd.                                              593,614
   21,700     Hartford Financial Services Group, Inc.                             285,572
   29,500     Huntington Bancshares, Inc./OH                                       84,960
                                                                             ------------
                                                                                1,472,763
                                                                             ------------

              HEALTH CARE - 20.86%
    8,500     Amedisys, Inc. *                                                    350,455
   12,000     Beckman Coulter, Inc.                                               596,640
   18,800     Boston Scientific Corp. *                                           166,756
    8,000     Cephalon, Inc. *                                                    617,440
   15,100     Charles River Laboratories International, Inc. *                    368,591
    7,200     Community Health Systems, Inc. *                                    134,208
   42,300     Coventry Health Care, Inc. *                                        639,999
    3,400     Cubist Pharmaceuticals, Inc. *                                       72,794
   13,000     Hospira, Inc. *                                                     323,700
   18,700     Humana, Inc. *                                                      709,291
   28,400     Life Technologies Corp. *                                           723,064
   23,500     Psychiatric Solutions, Inc. *                                       611,000
   21,100     St. Jude Medical, Inc. *                                            767,407
   12,400     Waters Corp. *                                                      448,508
                                                                             ------------
                                                                                6,529,853
                                                                             ------------
              INDUSTRIALS - 15.35%
   16,500     DynCorp International, Inc., Class A *                              248,160
   12,900     Flowserve Corp.                                                     687,699
   13,400     Foster Wheeler, Ltd. *                                              267,598
   20,000     Graco, Inc.                                                         425,400
   35,400     Herman Miller, Inc.                                                 389,046
   28,000     HUB Group, Inc., Class A *                                          635,600
    9,200     Manpower, Inc.                                                      261,832
   35,600     Oshkosh Corp.                                                       257,032
   11,500     Precision Castparts Corp.                                           746,925
   18,400     Terex Corp. *                                                       217,856
   31,300     Thomas & Betts Corp. *                                              669,507
                                                                             ------------
                                                                                4,806,655
                                                                             ------------
              INFORMATION TECHNOLOGY - 20.64%
   44,200     Akamai Technologies, Inc. *                                         595,816
   19,700     Alliance Data Systems Corp. *                                       819,323
   27,700     Amdocs, Ltd. *                                                      468,684
   10,200     Amphenol Corp., Class A                                             266,730
   22,900     BMC Software, Inc. *                                                580,057
   13,400     Brocade Communications Systems, Inc. *                               51,054
   30,400     Cognizant Technology Solutions Corp., Class A *                     569,392
    7,800     FLIR Systems, Inc. *                                                194,766
    6,100     Maxim Integrated Products, Inc.                                      80,661
   47,700     NetApp, Inc. *                                                      707,391
   82,600     Perot Systems Corp., Class A *                                    1,072,974
   31,600     Polycom, Inc. *                                                     443,980
   44,700     Western Union Co./The                                               610,602
                                                                             ------------
                                                                                6,461,430
                                                                             ------------
              MATERIALS - 4.28%
    9,300     Cliffs Natural Resources, Inc.                                      215,481
   20,500     Pactiv Corp. *                                                      443,210
   14,800     Terra Industries, Inc.                                              303,104
   46,900     Yamana Gold, Inc.                                                   378,014
                                                                             ------------
                                                                                1,339,809
                                                                             ------------
              TELECOMMUNICATION SERVICES - 1.64%
   26,500     NII Holdings, Inc. *                                                514,100
                                                                             ------------
              UTILITIES - 0.68%
    7,300     IDACORP, Inc.                                                       212,503
                                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $43,846,623)                                               30,746,343
                                                                             ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
INVESTMENT COMPANY - 2.53%
  790,140     SSgA Prime Money Market Fund                                   $    790,140
                                                                             ------------
              TOTAL INVESTMENT COMPANY
              (Cost $790,140)                                                     790,140
                                                                             ------------

TOTAL INVESTMENTS - 100.74%                                                    31,536,483
(Cost $44,636,763**)                                                         ------------
NET OTHER ASSETS AND LIABILITIES - (0.74)%                                       (230,284)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $ 31,306,199
                                                                             ============

--------------------------------------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $50,759,917.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS - 94.57%
              CONSUMER DISCRETIONARY - 17.47%
   16,600     Arbitron, Inc.                                                 $    249,332
   21,100     Cato Corp./The, Class A                                             279,153
    7,500     CEC Entertainment, Inc. *                                           175,050
    8,500     Choice Hotels International, Inc.                                   223,720
   16,900     Helen of Troy, Ltd. *                                               176,943
   14,500     Hibbett Sports, Inc. *                                              197,345
    7,100     LKQ Corp. *                                                          82,005
    5,700     Matthews International Corp., Class A                               221,958
   18,000     Modine Manufacturing Co.                                             49,320
   19,400     Sonic Corp. *                                                       188,956
   33,700     Stage Stores, Inc.                                                  240,955
    8,600     Tempur-Pedic International, Inc.                                     60,200
    8,400     Unifirst Corp./MA                                                   220,416
   14,000     Valassis Communications, Inc. *                                      17,920
                                                                             ------------
                                                                                2,383,273
                                                                             ------------
              CONSUMER STAPLES - 4.99%
    7,700     Casey's General Stores, Inc.                                        163,625
   11,800     Herbalife, Ltd.                                                     242,018
   14,600     Lance, Inc.                                                         274,918
                                                                             ------------
                                                                                  680,561
                                                                             ------------
              ENERGY - 3.38%
    9,600     Penn Virginia Corp.                                                 197,760
    1,900     SEACOR Holdings, Inc. *                                             123,576
    4,800     Whiting Petroleum Corp. *                                           139,200
                                                                             ------------
                                                                                  460,536
                                                                             ------------
              FINANCIALS - 18.27%
   10,697     Acadia Realty Trust, REIT                                           124,834
    6,400     American Campus Communities, Inc., REIT                             136,768
   24,200     Ares Capital Corp.                                                  113,982
    1,205     Asset Acceptance Capital Corp. *                                      5,049
   16,000     Assured Guaranty, Ltd.                                              122,080
    7,600     Credit Acceptance Corp. *                                           137,180
   16,500     Delphi Financial Group, Inc., Class A                               250,305
    6,100     Financial Federal Corp.                                             132,492
    5,200     First Midwest Bankcorp, Inc./IL                                      52,000
   10,620     International Bancshares Corp.                                      193,496
    6,600     IPC Holdings, Ltd.                                                  169,356
    5,400     MB Financial, Inc.                                                   88,236
    8,100     NewAlliance Bancshares, Inc.                                         89,019
    8,500     Platinum Underwriters Holdings, Ltd.                                236,385
    3,500     PS Business Parks, Inc., REIT                                       150,150
   12,200     Realty Income Corp., REIT                                           235,094
   13,300     U-Store-It Trust, REIT                                               49,875
   18,700     Webster Financial Corp.                                              78,166
    3,000     Westamerica Bancorporation                                          128,190
                                                                             ------------
                                                                                2,492,657
                                                                             ------------
              HEALTH CARE - 9.92%
    9,500     Amsurg Corp. *                                                      186,105
   11,500     Centene Corp. *                                                     203,895
    8,800     Charles River Laboratories International, Inc. *                    214,808
    5,400     Corvel Corp. *                                                       95,256
    7,100     ICU Medical, Inc. *                                                 216,621
    8,800     Orthofix International N.V. *                                       140,448
   30,100     Universal American Corp./NY *                                       297,087
                                                                             ------------
                                                                                1,354,220
                                                                             ------------
              INDUSTRIALS - 19.34%
   33,100     ACCO Brands Corp. *                                                  63,552
    6,000     Acuity Brands, Inc.                                                 161,220
   18,000     Albany International Corp., Class A                                 180,180
   22,100     Belden, Inc.                                                        288,626
   18,216     Bowne & Co., Inc.                                                    51,005
   22,400     Carlisle Cos., Inc.                                                 418,208
    5,000     ESCO Technologies, Inc. *                                           177,200
    8,900     GATX Corp.                                                          214,490
    6,800     Genesee & Wyoming, Inc., Class A *                                  184,756
    1,700     Kirby Corp. *                                                        40,778
   13,100     Mueller Industries, Inc.                                            263,572
    7,800     Quixote Corp.                                                        32,838
    5,100     Simpson Manufacturing Co., Inc.                                     102,357
    6,100     Sterling Construction Co., Inc. *                                   109,312
    9,400     United Stationers, Inc. *                                           263,294
   18,800     Vitran Corp., Inc. *                                                 87,044
                                                                             ------------
                                                                                2,638,432
                                                                             ------------
              INFORMATION TECHNOLOGY - 9.07%
    9,600     Diebold, Inc.                                                       237,888
   17,000     Electronics for Imaging, Inc. *                                     151,130
    8,300     MAXIMUS, Inc.                                                       308,428
   21,500     NAM TAI Electronics, Inc.                                           121,905
   13,600     Websense, Inc. *                                                    152,320
   27,000     Xyratex, Ltd. *                                                      46,710
   13,000     Zebra Technologies Corp., Class A *                                 218,790
                                                                             ------------
                                                                                1,237,171
                                                                             ------------
              MATERIALS - 5.17%
    7,200     Aptargroup, Inc.                                                    221,904
    2,000     Compass Minerals International, Inc.                                120,340
    4,100     Deltic Timber Corp.                                                 162,237
   18,300     Zep, Inc.                                                           201,117
                                                                             ------------
                                                                                  705,598
                                                                             ------------
              UTILITIES - 6.96%
    7,600     Atmos Energy Corp.                                                  186,580
    3,450     New Jersey Resources Corp.                                          138,311
    8,900     Unisource Energy Corp.                                              251,336
   10,600     Westar Energy, Inc.                                                 212,848
    5,000     WGL Holdings, Inc.                                                  160,500
                                                                             ------------
                                                                                  949,575
                                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $19,761,960)                                               12,902,023
                                                                             ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
Par Value                                                                      (Note 1)
---------                                                                      --------

CERTIFICATE OF DEPOSIT - 0.55%
  $74,744     State Street Eurodollar
              0.010%, due 02/02/09                                           $     74,744
                                                                             ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $74,744)                                                       74,744
                                                                             ------------

   Shares
   ------

INVESTMENT COMPANY - 4.59%
  626,638     SSgA Prime Money Market Fund                                        626,638
                                                                             ------------
              TOTAL INVESTMENT COMPANY
              (Cost $626,638)                                                     626,638
                                                                             ------------

TOTAL INVESTMENTS - 99.71%
(Cost $20,463,342**)                                                           13,603,405
                                                                             ------------
NET OTHER ASSETS AND LIABILITIES - 0.29%                                           39,283
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $ 13,642,688
                                                                             ============

--------------------------------------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $20,931,156.
     REIT     Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS - 92.06%
              CONSUMER DISCRETIONARY - 8.37%
    3,400     Aaron Rents, Inc.                                              $     74,324
    4,000     Aeropostale, Inc. *                                                  84,440
    1,700     Carter's, Inc. *                                                     28,883
    3,200     CEC Entertainment, Inc. *                                            74,688
    5,700     Corinthian Colleges, Inc. *                                         106,476
    1,500     Deckers Outdoor Corp. *                                              78,360
    2,000     DeVry, Inc.                                                         107,160
    1,700     DineEquity, Inc.                                                     15,028
    5,800     Drew Industries, Inc. *                                              49,996
    3,400     Ethan Allen Interiors, Inc.                                          38,726
    2,800     Interactive Data Corp.                                               63,868
    2,800     Marvel Entertainment, Inc. *                                         77,028
    3,700     Men's Wearhouse, Inc.                                                43,105
    1,000     NetFlix, Inc. *                                                      36,140
    6,400     World Wrestling Entertainment, Inc., Class A                         62,336
    3,300     Zumiez, Inc. *                                                       23,595
                                                                             ------------
                                                                                  964,153
                                                                             ------------
              CONSUMER STAPLES - 1.12%
    1,500     Green Mountain Coffee Roasters, Inc. *                               57,390
    5,200     Winn-Dixie Stores, Inc. *                                            71,448
                                                                             ------------
                                                                                  128,838
                                                                             ------------
              ENERGY - 4.99%
    3,600     Atwood Oceanics, Inc. *                                              59,940
    1,600     Bill Barrett Corp. *                                                 35,376
    2,000     CARBO Ceramics, Inc.                                                 71,900
    1,800     Comstock Resources, Inc. *                                           68,634
    3,200     IHS, Inc., Class A *                                                140,160
    4,500     Penn Virginia Corp.                                                  92,700
    1,900     Petroleum Development Corp. *                                        32,775
    5,400     Petroquest Energy, Inc. *                                            34,182
    2,100     Walter Industries, Inc.                                              38,724
                                                                             ------------
                                                                                  574,391
                                                                             ------------
              FINANCIALS - 9.95%
      800     Alexandria Real Estate Equities, Inc., REIT                          47,472
    2,400     Corporate Office Properties Trust SBI MD, REIT                       63,312
    2,400     EastGroup Properties, Inc., REIT                                     72,912
    1,700     GAMCO Investors, Inc., Class A                                       53,108
    2,300     Greenhill & Co., Inc.                                               149,546
    1,700     Hancock Holding Co.                                                  46,529
    2,700     Highwoods Properties, Inc., REIT                                     60,912
    2,300     Home Properties, Inc., REIT                                          82,547
    2,400     KBW, Inc. *                                                          45,072
    2,800     Knight Capital Group, Inc., Class A *                                50,484
    3,300     Mid-America Apartment Communities, Inc., REIT                        97,482
    2,100     Nationwide Health Properties, Inc., REIT                             53,613
    1,600     Potlatch Corp., REIT                                                 40,304
    3,200     Signature Bank/New York, NY *                                        82,208
    1,800     Stifel Financial Corp. *                                             63,072
    1,300     SVB Financial Group *                                                27,001
    3,200     Waddell & Reed Financial, Inc., Class A                              45,184
    2,700     Washington Real Estate Investment Trust, REIT                        64,287
                                                                             ------------
                                                                                1,145,045
                                                                             ------------
              HEALTH CARE - 21.22%
    2,300     Alexion Pharmaceuticals, Inc. *                                      84,801
    5,200     Alkermes, Inc. *                                                     59,644
    1,100     AMAG Pharmaceuticals, Inc. *                                         38,775
    2,400     Amedisys, Inc. *                                                     98,952
    8,000     AMN Healthcare Services, Inc. *                                      54,400
    3,300     Arthrocare Corp. *                                                   22,836
    1,200     Centene Corp. *                                                      21,276
    2,700     Cepheid, Inc. *                                                      20,088
    3,100     Eclipsys Corp. *                                                     27,156
    3,000     Emeritus Corp. *                                                     24,810
    4,600     ICON PLC, ADR *                                                      92,460
    2,700     Immucor, Inc. *                                                      74,817
    3,700     Isis Pharmaceuticals, Inc. *                                         52,281
    3,700     KV Pharmaceutical Co., Class A *                                      2,405
      500     Landauer, Inc.                                                       34,290
    2,700     Magellan Health Services, Inc. *                                     97,794
    1,800     Martek Biosciences Corp. *                                           47,610
    2,300     Medicines Co./The *                                                  29,440
    5,300     Medicis Pharmaceutical Corp., Class A                                73,829
    4,500     Mednax, Inc. *                                                      151,065
    2,300     MWI Veterinary Supply, Inc. *                                        48,139
    3,100     Myriad Genetics, Inc. *                                             231,167
    2,200     Onyx Pharmaceuticals, Inc. *                                         66,946
    1,500     OSI Pharmaceuticals, Inc. *                                          53,400
      700     Owens & Minor, Inc.                                                  27,839
    2,300     Perrigo Co.                                                          67,505
    4,400     PSS World Medical, Inc. *                                            69,872
    3,700     Psychiatric Solutions, Inc. *                                        96,200
    2,400     Regeneron Pharmaceuticals, Inc. *                                    41,952
    2,900     SonoSite, Inc. *                                                     55,071
    1,900     STERIS Corp.                                                         50,540
    4,100     Thoratec Corp. *                                                    118,777
    3,700     Valeant Pharmaceuticals International *                              80,290
    1,400     Varian, Inc. *                                                       38,976
    1,800     West Pharmaceutical Services, Inc.                                   59,796
    5,100     Wright Medical Group, Inc. *                                        105,774
    1,600     XenoPort, Inc. *                                                     41,792
    5,000     Zoll Medical Corp. *                                                 80,050
                                                                             ------------
                                                                                2,442,815
                                                                             ------------
              INDUSTRIALS - 22.27%
    3,200     Actuant Corp., Class A                                               52,736
    2,200     Acuity Brands, Inc.                                                  59,114
    2,300     Advisory Board Co./The *                                             40,250
    1,400     Ameron International Corp.                                           69,790
    1,300     Badger Meter, Inc.                                                   30,667
    4,500     Beacon Roofing Supply, Inc. *                                        57,285
    3,500     Belden, Inc.                                                         45,710
    3,500     Bucyrus International, Inc.                                          54,250
    3,100     CLARCOR, Inc.                                                        94,054

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS (CONTINUED)
    2,100     Clean Harbors, Inc. *                                          $    112,371
    1,400     Curtiss-Wright Corp.                                                 45,220
    1,800     Esterline Technologies Corp. *                                       64,962
    1,400     Franklin Electric Co., Inc.                                          36,386
    1,800     Genesee & Wyoming, Inc., Class A *                                   48,906
    2,700     GeoEye, Inc. *                                                       46,575
    2,300     HUB Group, Inc., Class A *                                           52,210
    2,300     Kaydon Corp.                                                         62,560
    3,800     Korn/Ferry International *                                           35,720
    3,500     Ladish Co., Inc. *                                                   39,795
    2,000     Layne Christensen Co. *                                              31,560
      500     Lindsay Corp.                                                        13,000
    2,200     Mcgrath Rentcorp                                                     46,134
    2,200     Middleby Corp. *                                                     50,952
    2,100     Mine Safety Appliances Co.                                           41,202
    1,400     Moog, Inc., Class A *                                                41,944
    3,600     Navigant Consulting, Inc. *                                          51,588
    2,000     Nordson Corp.                                                        60,420
    3,400     RBC Bearings, Inc. *                                                 62,152
    1,400     Resources Connection, Inc. *                                         20,258
    7,900     SYKES Enterprises, Inc. *                                           132,009
    1,500     Teledyne Technologies, Inc. *                                        41,805
    3,100     Tetra Tech, Inc. *                                                   72,013
    3,600     TransDigm Group, Inc. *                                             122,688
    4,700     Triumph Group, Inc.                                                 212,816
    1,900     United Stationers, Inc. *                                            53,219
    1,100     Valmont Industries, Inc.                                             44,638
    4,200     Wabtec Corp.                                                        125,706
    4,700     Waste Connections, Inc. *                                           136,394
      800     Watsco, Inc.                                                         26,440
    2,200     Watson Wyatt Worldwide, Inc., Class A                               102,300
    1,300     Woodward Governor Co.                                                26,741
                                                                             ------------
                                                                                2,564,540
                                                                             ------------
              INFORMATION TECHNOLOGY - 18.41%
    1,200     ACI Worldwide, Inc. *                                                20,388
    2,900     Advanced Energy Industries, Inc. *                                   26,042
    2,400     Advent Software, Inc. *                                              52,392
    2,900     Anixter International, Inc. *                                        78,242
    3,500     Blackboard, Inc. *                                                   88,935
    3,600     Cabot Microelectonics Corp. *                                        81,936
    2,200     CACI International, Inc., Class A *                                  99,330
    1,900     Comtech Telecommunications Corp. *                                   73,720
    1,500     CSG Systems International, Inc. *                                    21,750
    1,700     Cymer, Inc. *                                                        34,680
    4,100     EMS Technologies, Inc. *                                             98,400
    6,700     Forrester Research, Inc. *                                          139,896
    2,200     Gartner, Inc. *                                                      31,152
    5,500     Informatica Corp. *                                                  70,180
    1,200     Itron, Inc. *                                                        78,360
    2,800     IXYS Corp.                                                           19,180
    3,100     Jack Henry & Associates, Inc.                                        55,180
    1,900     Littelfuse, Inc. *                                                   29,070
    6,500     Micros Systems, Inc. *                                               93,600
    7,700     Microsemi Corp. *                                                    64,680
    4,500     Neutral Tandem, Inc. *                                               71,280
    5,100     Nice Systems, Ltd., ADR *                                            97,869
    4,700     Parametric Technology Corp. *                                        42,300
    2,200     Progress Software Corp. *                                            37,532
    2,500     Quest Software, Inc. *                                               31,175
    2,600     Rofin-Sinar Technologies, Inc. *                                     43,914
    3,300     Scansource, Inc. *                                                   61,776
   13,000     SkillSoft PLC, ADR *                                                 92,300
      900     Sohu.com, Inc. *                                                     35,595
    2,600     Solera Holdings, Inc. *                                              62,634
    2,900     SPSS, Inc. *                                                         74,472
    3,900     Standard Microsystems Corp. *                                        54,015
    2,300     Sybase, Inc. *                                                       62,813
    2,900     Synaptics, Inc. *                                                    68,353
    2,400     Ultratech, Inc. *                                                    26,880
                                                                             ------------
                                                                                2,120,021
                                                                             ------------
              MATERIALS - 4.12%
    1,400     Aptargroup, Inc.                                                     43,148
    2,000     Arch Chemicals, Inc.                                                 44,820
      457     Clearwater Paper Corp. *                                              5,169
    2,000     Deltic Timber Corp.                                                  79,140
    1,500     Greif, Inc., Class A                                                 45,390
    3,400     Silgan Holdings, Inc.                                               155,856
    4,900     Terra Industries, Inc.                                              100,352
                                                                             ------------
                                                                                  473,875
                                                                             ------------
              TELECOMMUNICATION SERVICES - 0.92%
    4,900     NTELOS Holdings Corp.                                               106,036
                                                                             ------------
              UTILITIES - 0.69%
    1,900     ITC Holdings Corp.                                                   79,762
                                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $14,300,198)                                               10,599,476
                                                                             ------------

Par Value
---------
CERTIFICATE OF DEPOSIT - 3.00%
$ 345,633     State Street Eurodollar
              0.010%, DUE 02/02/09                                                345,633
                                                                             ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $345,633)                                                     345,633
                                                                             ------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
INVESTMENT COMPANY - 4.55%
  524,362     SSgA Prime Money Market Fund                                   $    524,362
                                                                             ------------
              TOTAL INVESTMENT COMPANY
              (Cost $524,362)                                                     524,362
                                                                             ------------

TOTAL INVESTMENTS - 99.61%
(Cost $15,170,193**)                                                           11,469,471
                                                                             ------------
NET OTHER ASSETS AND LIABILITIES - 0.39%                                           44,114
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $ 11,513,585
                                                                             ============

--------------------------------------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $15,339,882.
      ADR     American Depositary Receipt.
      PLC     Public Limited Company.
     REIT     Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
COMMON STOCKS - 93.72%

              ARGENTINA - 0.22%
     11,700   Tenaris S.A., ADR                                   $     231,543
                                                                  -------------
              AUSTRALIA - 0.10%
     26,314   ABC Learning Centres, Ltd. (L)                                  -
     22,668   Fairfax Media, Ltd.                                        19,974
     20,805   James Hardie Industries N. V.                              51,324
     36,967   Macquarie Infrastructure Group                             37,307
                                                                  -------------
                                                                        108,605
                                                                  -------------
              AUSTRIA - 0.06%
      2,150   Andritz AG                                                 64,137
                                                                  -------------
              BELGIUM - 1.15%
     42,800   Anheuser-Busch InBev N.V.                               1,091,005
      7,836   Arseus N.V.                                                60,194
      1,323   EVS Broadcast Equipment S.A.                               40,737
                                                                  -------------
                                                                      1,191,936
                                                                  -------------
              BRAZIL - 1.43%
     58,930   Banco do Brasil S.A.                                      361,588
     19,900   Cia de Concessoes Rodoviarias                             196,485
      7,590   Empresa Brasileira de Aeronautica
              S.A., ADR                                                 114,381
      4,241   Iochpe Maxion S.A.                                         17,776
     39,590   JHSF Participacoes S.A.                                    29,595
     34,967   Redecard S.A.                                             396,623
     13,200   Souza Cruz S.A.                                           266,938
     13,820   Tam S.A., ADR                                             101,162
                                                                  -------------
                                                                      1,484,548
                                                                  -------------
              CANADA - 1.99%
     73,400   TELUS Corp.                                             2,063,392
                                                                  -------------
              CHINA - 0.10%
    985,000   Shougang Concord International
              Enterprises Co., Ltd.                                     100,377
                                                                  -------------
              EGYPT - 0.35%
      2,939   Eastern Tobacco                                            79,190
      5,622   Egyptian Co. for Mobile Services                          131,799
      7,772   Orascom Construction Industries                           150,311
                                                                  -------------
                                                                        361,300
                                                                  -------------
              FINLAND - 2.04%
      2,550   Konecranes OYJ                                             39,275
    156,300   Nokia OYJ                                               1,919,063
      2,750   Nokian Renkaat OYJ                                         26,970
      4,930   Sampo OYJ, A Shares                                        79,340
      2,360   Vacon PLC                                                  49,402
                                                                  -------------
                                                                      2,114,050
                                                                  -------------
              FRANCE - 10.49%
     22,036   BNP Paribas                                               846,663
     26,100   Bouygues S.A.                                             894,207
     24,100   Carrefour S.A.                                            826,612
     52,900   GDF Suez                                                2,036,577
     16,900   Gro upe Danone                                            870,892
      1,222   Neopost S.A.                                               98,667
     38,121   Sanofi-Aventis S.A.                                     2,151,626
      1,877   Sechilienne-Sidec                                          69,955
     60,515   Total S.A.                                              3,035,175
        926   Virbac S.A.                                                63,368
                                                                  -------------
                                                                     10,893,742
                                                                  -------------
              GERMANY - 6.77%
     25,729   Adidas AG                                                 890,350
     15,600   Allianz SE                                              1,312,847
     15,240   Compugroup Holding AG *                                    76,096
      2,566   CTS Eventim AG                                             83,117
     27,500   Daimler AG                                                774,581
     67,300   E.ON AG                                                 2,165,091
      1,038   Fielmann AG                                                66,448
      1,637   Gerresheimer AG                                            33,534
        794   Pfeiffer Vacuum Technology AG                              40,235
      1,661   SGL Carbon AG *                                            35,939
     26,314   Siemens AG                                              1,475,098
      1,671   Wincor Nixdorf AG                                          79,387
                                                                  -------------
                                                                      7,032,723
                                                                  -------------
              GREECE - 1.25%
     44,590   OPAP S.A.                                               1,294,770
                                                                  -------------
              HONG KONG - 0.08%
     15,720   Esprit Holdings, Ltd.                                      83,843
                                                                  -------------
              HUNGARY - 0.04%
      4,233   OPT Bank Nyrt. *                                           41,877
                                                                  -------------
              INDIA - 0.67%
      7,464   Hero Honda Motors, Ltd.                                   132,858
     32,646   Oil & Natural Gas Corp., Ltd.                             434,571
     16,120   Punjab National Bank, Ltd.                                131,152
                                                                  -------------
                                                                        698,581
                                                                  -------------
              INDONESIA - 1.08%
  1,942,500   Bank Mandiri Persero Tbk PT                               305,368
    190,500   PT Astra International Tbk                                213,242
     22,250   Telekomunikasi Indonesia Tbk PT, ADR                      487,498
    271,683   United Tractors Tbk PT                                    118,207
                                                                  -------------
                                                                      1,124,315
                                                                  -------------
              IRELAND - 1.26%
     51,987   CRH PLC                                                 1,211,373
      4,929   DCC PLC                                                    73,203
     11,453   Irish Life & Permanent PLC                                 24,194
                                                                  -------------
                                                                      1,308,770
                                                                  -------------
              ISLE OF MAN - 0.07%
     35,199   Hansard Global PLC                                         74,848
                                                                  -------------

              ISRAEL - 0.39%
     57,870   Bank Hapoalim BM *                                        104,416
     16,937   Delek Automotive Systems, Ltd.                             92,572
     29,900   Israel Chemicals, Ltd.                                    203,806
                                                                  -------------
                                                                        400,794
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
COMMON STOCKS (CONTINUED)

              ITALY - 2.23%
      4,709   Ansaldo STS SpA                                     $      57,185
    102,930   ENI SpA                                                 2,183,727
     10,381   MARR SpA                                                   70,441
                                                                  -------------
                                                                      2,311,353
                                                                  -------------
              JAPAN - 16.68%
      6,230   Amano Corp.                                                45,824
      4,580   Asahi Pret ec Corp.                                        48,799
     47,200   Canon, Inc.                                             1,268,443
     43,840   Daito Trust Construction Co., Ltd.                      1,882,099
      4,530   Don Quijote Co., Ltd.                                      71,639
      6,000   East Japan Railway Co.                                    406,488
      1,270   Hisamit su Pharmaceut ical Co., Inc.                       46,713
     58,700   HOYA Corp.                                              1,042,788
      9,500   Ichiyoshi Securities Co., Ltd.                             54,344
        137   INPEX Corp.                                               982,819
      2,360   Jafco Co., Ltd.                                            46,148
        549   Japan Tobacco, Inc.                                     1,568,533
      4,110   JSR Corp.                                                  49,776
        273   KDDI Corp.                                              1,705,690
      3,940   Konami Corp.                                               78,493
      4,150   MISUMI Group, Inc.                                         46,589
     73,000   Mitsubishi Corp.                                          965,859
     62,000   Mitsubishi Estate Co., Ltd.                               810,319
      2,700   Nomura Research Institute, Ltd.                            48,374
      4,680   Ohara, Inc.                                                40,103
     45,000   Olympus Corp.                                             722,664
      3,910   Roland DG Corp.                                            46,346
     38,600   Secom Co., Ltd.                                         1,617,828
     27,600   Sumitomo Mitsui Financial Group, Inc.                   1,093,227
      5,200   Suruga Bank, Ltd.                                          45,351
      2,450   Sysmex Corp.                                               73,385
      6,140   T Hasegawa Co., Ltd.                                       77,079
     20,050   T&D Holdings, Inc.                                        643,251
         20   THK Co., Ltd.                                                 253
     18,100   Tokio Marine Holdings, Inc.                               476,698
    257,000   Tokyo Gas Co., Ltd.                                     1,210,505
      2,110   Union Tool Co.                                             40,874
      1,240   USS Co., Ltd.                                              52,437
                                                                  -------------
                                                                     17,309,738
                                                                  -------------
              MALAYSIA - 0.20%
      8,100   British American Tobacco Malaysia Bhd                      99,123
    142,300   PLUS Expressways Bhd                                      114,042
                                                                   ------------
                                                                        213,165
                                                                   ------------
              MEXICO - 0.93%
      9,010   America Movil SAB de C.V., ADR                            256,875
      8,430   Desarrolladora Homex SAB de C.V., ADR *                   160,760
      9,560   Fomento Economico Mexicano SAB de C.V., ADR               269,114
     12,000   Grupo T elevisa S.A., ADR                                 167,880
     33,810   Kimberly-Clark de Mexico SAB de C.V., Class A             110,623
                                                                  -------------
                                                                        965,252
                                                                  -------------
              NETHERLANDS - 0.16%
      2,437   Fugro N.V.                                                 66,239
      8,000   Innoconcepts                                               30,850
      2,863   SBM Offshore N.V.                                          34,731
      1,821   Ten Cate N.V.                                              32,873
                                                                  -------------
                                                                        164,693
                                                                  -------------
              NORWAY - 0.74%
      1,700   Kongsberg Gruppen AS                                       73,107
      8,950   ODIM ASA *                                                 29,522
     16,000   Songa Offshore SE *                                        27,787
     97,500   Telenor ASA                                               638,940
                                                                  -------------
                                                                        769,356
                                                                  -------------
              PHILIPPINES - 0.49%
     11,390   Philippine Long Distance Telephone Co., ADR               504,008
                                                                  -------------
              RUSSIA - 1.22%
         50   Eurasia Drilling Co., Ltd., GDR                               182
      4,800   Eurasia Drilling Co., Ltd., GDR (C)(L)                     17,424
     10,880   Evraz Group S.A., GDR                                      92,045
     16,350   LUKOIL, ADR                                               535,789
      1,000   Mechel, ADR                                                 3,400
     12,960   Mobile Telesystems OJSC, ADR                              276,048
      9,422   Oriflame Cosmetics S.A., SDR                              223,549
    187,366   TNK-BP Holding                                            111,483
        480   Vsmpo-Avisma Corp.                                         10,560
                                                                  -------------
                                                                      1,270,480
                                                                  -------------
              SINGAPORE - 1.33%
     28,220   Cosco Corp. Singapore, Ltd., ADR                           71,679
     56,060   Ezra Holdings, Ltd.                                        23,837
    737,300   Singapore Telecommunications, Ltd.                      1,280,530
                                                                  -------------
                                                                      1,376,046
                                                                  -------------
              SOUTH AFRICA - 1.46%
     46,791   Aquarius Platinum, Ltd.                                   106,412
      4,831   ArcelorMittal South Africa, Ltd.                           37,721
     17,502   Kumba Iron Ore, Ltd.                                      252,472
     12,108   Massmart Holdings, Ltd.                                    95,492
     29,422   Murray & Roberts Holdings, Ltd.                           123,007
     22,944   Nedbank Group, Ltd.                                       202,808
     63,402   Pretoria Portland Cement Co., Ltd.                        182,169
    139,227   Sanlam, Ltd.                                              219,896
     74,088   Steinhoff International Holdings, Ltd.                     86,561
     61,392   Truworths International, Ltd.                             211,748
                                                                  -------------
                                                                      1,518,286
                                                                  -------------
              SOUTH KOREA - 1.25%
        262   Amorepacific Corp.                                        116,616
      2,339   GS Engineering & Construct ion Corp. *                     98,432
      1,929   Hite Brewery Co., Ltd. *                                  208,278
     10,483   KB Financial Group, Inc. *                                274,123
      1,209   Samsung Electronics Co., Ltd., GDR (C)                    212,180
      8,884   Shinhan Financial Group Co., Ltd. *                       179,287
     11,350   Woongjin Coway Co., L td. *                               208,371
                                                                  -------------
                                                                      1,297,287
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
COMMON STOCKS (CONTINUED)

              SPAIN - 1.08%
    125,787   Banco Santander S.A.                                $   1,017,805
      4,910   Indra Sistemas S.A.                                        99,009
                                                                  -------------
                                                                      1,116,814
                                                                  -------------
              SWEDEN - 1.60%
     14,247   Duni AB                                                    45,127
      8,500   Elekta AB, B Shares                                        96,773
      4,767   Getinge AB, B Shares                                       63,674
      5,540   Indutrade AB                                               53,637
    176,260   Telefonaktiebolaget LM Ericsson, B Shares               1,407,341
                                                                  -------------
                                                                      1,666,552
                                                                  -------------
              SWITZERLAND - 11.05%
        381   Acino Holding AG                                           69,541
      1,700   Bank Sarasin & Cie AG, Series B                            40,908
        448   Burckhardt Compression Holding AG                          48,407
     70,570   Nest le S.A.                                            2,441,242
     69,085   Novartis AG                                             2,859,756
     20,080   Roche Holding AG                                        2,824,858
      3,195   Swisscom AG                                             1,006,088
      2,441   Swissquote Group Holding S.A.                              91,868
      1,350   Tecan Group AG                                             44,516
     95,500   UBS AG *                                                1,203,719
      4,627   Zurich Financial Services AG                              836,565
                                                                  -------------
                                                                     11,467,468
                                                                  -------------
              TAIWAN - 0.58%
    280,889   Advanced Semiconductor
              Engineering, Inc.                                          90,766
     44,074   Advantech Co., Ltd.                                        54,719
     77,563   HON HAI Precision Industry Co., Ltd.                      134,429
     17,000   HTC Corp.                                                 162,086
    131,154   Taiwan Semiconductor Manufacturing
              Co., Ltd.                                                 158,500
                                                                  -------------
                                                                        600,500
                                                                  -------------
              THAILAND - 0.12%
     20,100   Banpu PCL                                                 126,178
                                                                  -------------
              TURKEY - 0.88%
     41,162   Akbank TAS                                                117,822
     24,503   Ford Otomotiv Sanayi AS                                    62,393
     92,943   Turkcell Iletisim Hizmet AS                               494,156
      4,392   Turkcell Iletisim Hizmet AS, ADR                           57,843
     80,878   Turkiye Is Bankasi, Series C                              178,314
                                                                  -------------
                                                                        910,528
                                                                  -------------
              UNITED KINGDOM - 22.18%
    432,500   BAE Systems PLC                                         2,508,082
     59,300   BG Group PLC                                              812,581
    288,191   BP PLC                                                  2,037,878
     36,220   British American Tobacco PLC                              992,114
      6,334   Charter International PLC                                  35,087
      3,012   Chemring Group PLC                                         99,872
     89,600   Diageo PLC                                              1,219,382
      8,049   Dignity PLC                                                71,073
     95,620   Glaxo SmithKline PLC                                    1,681,087
     46,024   Hampson Industries PLC                                     55,071
     26,443   Healthcare Locums PLC                                      54,895
    126,200   HSBC Holdings PLC                                         979,672
     18,996   IG Group Holdings PLC                                      79,555
     82,848   Imperial Tobacco Group PLC                              2,260,957
      7,230   Intertek Gro up PLC                                        88,961
     92,508   National Grid PLC                                         864,199
    718,078   Old Mutual PLC                                            542,453
    283,600   Prudential PLC                                          1,363,521
     23,400   Reckitt Benckiser Group PLC                               902,400
     58,730   Sepura, Ltd.                                               30,692
    251,500   Tesco PLC                                               1,298,743
     89,000   Unilever PLC                                            1,950,226
      8,597   Vict rex PLC                                               53,294
  1,639,092   Vodafone Group PLC                                      3,038,813
                                                                  -------------
                                                                     23,020,608
                                                                  -------------

              TOTAL COMMON STOCKS
              (Cost $143,241,864)                                    97,282,436
                                                                  -------------

PREFERRED STOCKS - 0.73%

              BRAZIL - 0.68%
     16,403   AES Tiete S.A.                                           113,901
     30,144   Cia Vale do Rio Doce                                      364,841
      6,800   Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.                             76,396
     29,700   Klabin S.A.                                                44,918
     20,730   Suzano Papel e Celulose S.A.                              104,803
                                                                  -------------
                                                                        704,859
                                                                  -------------
              GERMANY - 0.05%
      1,381   Fuchs Petrolub AG                                          52,159
                                                                  -------------

              TOTAL PREFERRED STOCKS
              (Cost $1,201,003)                                         757,018
                                                                  -------------

  Par Value
  ---------
CERTIFICATE OF DEPOSIT - 0.49%

              UNITED STATES - 0.49%
$   512,935   State Street Eurodollar
              0.010%, due 02/02/09                                      512,935
                                                                  -------------

              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $512,935)                                           512,935
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
INVESTMENT COMPANY - 4.53%

                   UNITED STATES - 4.53%
  4,702,083        SSgA Prime Money Market Fund                   $   4,702,083
                                                                  -------------

                   TOTAL INVESTMENT COMPANY
                   (Cost $4,702,083)                                  4,702,083
                                                                  -------------

TOTAL INVESTMENTS - 99.47% ***
(Cost $149,657,885**)                                               103,254,499
                                                                  -------------

NET OTHER ASSETS AND LIABILITIES - 0.53%                                548,339
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 103,802,838
                                                                  =============

--------------------------------------------------------------

          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $151,502,225.
        ***   The aggregate amount of foreign securities fair valued
              pursuant to a systematic fair valuation model as a percent of net assets was 41.14%.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities
              Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."  The securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (L)   Security valued at fair value using methods determined in good faith by or at the discrection of the Board of Trustees (see
              Note 1).
        ADR   American Depositary Receipt.
        GDR   Global Depositary Receipt.
        PLC   Public Limited Company.
        SDR   Swedish Depositary Receipt.

OTHER INFORMATION:
Industry Concentration
                                                                % of Net Assets
                                                                ---------------
              Oil, Gas & Consumable Fuels                                 10.0%
              Pharmaceuticals                                              9.3%
              Wireless Telecommunication Services                          6.0%
              Food Products                                                5.9%
              Net Other Assets & Liabilities                               5.6%
              Diversified Telecommunicat ion Services                      5.5%
              Insurance                                                    5.3%
              Tobacco                                                      5.1%
              Commercial Banks                                             4.2%
              Communications Equipment                                     3.3%
              Gas Utilities                                                3.1%
              Electric Utilities                                           3.1%
              Electrical Equipment                                         3.0%
              Aerospace & Defense                                          2.7%
              Beverages                                                    2.7%
              Real Estate Management & Development                         2.6%
              Diversified Financial Services                               1.7%
              Food & Staples Retailing                                     1.4%
              Construction Materials                                       1.4%
              Capital Markets                                              1.4%
              Electronic Equipment & Instruments                           1.4%
              Office Electronics                                           1.3%
              Hotels, Restaurants & Leisure                                1.2%
              Metals & Mining                                              1.2%
              Automobiles                                                  1.1%
              Industrial Conglomerates                                     1.1%
              Textiles, Apparel & Luxury Goods                             1.1%
              Commercial Services & Supplies                               1.0%
              Household Products                                           1.0%
              Distributors                                                 1.0%
              IT Services                                                  0.5%
              Machinery                                                    0.4%
              Personal Products                                            0.4%
              Road & Rail                                                  0.4%
              Transportation Infrastructure                                0.4%
              Construction & Engineering                                   0.4%
              Computers & Peripherals                                      0.3%
              Health Care Equipment & Supplies                             0.3%
              Chemicals                                                    0.3%
              Specialty Retail                                             0.3%
              Household Durables                                           0.3%
              Semiconductors & Semiconductor Equipment                     0.2%
              Software                                                     0.2%
              Media                                                        0.2%
              Paper & Forest Products                                      0.1%
              Air Freight & Logistics                                      0.1%
              Energy Equipment & Services                                  0.1%
              Leisure Equipment & Products                                 0.1%
              Multiline Retail                                             0.1%
              Multi-Utilities                                              0.1%
              Health Care Providers & Services                             0.1%
              Marine *                                                     0.0%
              Auto Components *                                            0.0%
                                                                  --------------
                                                                         100.0%
                                                                  ==============
              *Rounds to 0.0%

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------

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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified, open-end, management investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective and policies. The funds currently available are the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Target Allocation Funds"). The Core Funds, excluding the Cash Reserves and Diversified Income Funds, offer three classes of shares: Class A, B and Y, the Target Allocation Funds offer three classes of shares: Class A, B and C, and the Cash Reserves Fund and the Diversified Income Fund offer two classes of shares, Class A and B.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds", in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds' securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

--------------------------------------------------------------------------------
                                       37
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES: In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 became effective for regulated investment companies as of the last business day of the first semi-annual reporting period for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. As required, FIN 48 was adopted for all open tax years effective April 30, 2007 for the Small Cap Value and Small Cap Growth Funds, as these funds commenced operations after the effective date of FIN 48, and effective April 30, 2008 for all other MEMBERS funds. No material uncertain tax positions existed at the time of adoption or as of October 31, 2008. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of January 31, 2009. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2004 through October 31, 2008.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of January 31, 2009, none of the Funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Cash Reserves Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign money market securities.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of January 31, 2009, none of the Funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of January 31, 2009, none of the Funds had open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of January 31, 2009, only the Bond Fund had entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS: Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of January 31, 2009, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of January 31, 2009 in valuing the funds' investments carried at fair value:

                              ACTIVE MARKETS FOR       SIGNIFICANT OTHER         SIGNIFICANT
                             IDENTICAL INVESTMENTS     OBSERVABLE INPUTS     UNOBSERVABLE INPUTS          FAIR VALUE
FUND                               (LEVEL 1)               (LEVEL 2)              (LEVEL 3)               AT 01/31/2009
----                               ---------               ---------              ---------               -------------
Conservative Allocation      $          27,404,842     $               -     $                 -     $       27,404,842
Moderate Allocation                     65,860,039                     -                       -             65,860,039
Aggressive Allocation                   19,785,427                     -                       -             19,785,427
Cash Reserves                            1,782,145            20,371,794                       -             22,153,939
Bond                                    82,363,928            91,376,441                       -            173,740,369
High Income                              2,873,959            73,440,880                       -             76,314,839
Diversified Income                      42,134,372            45,387,222                       -             87,521,594
Large Cap Value                        108,994,909                     -                       -            108,994,909
Large Cap Growth                       113,553,572                     -                       -            113,553,572
Mid Cap Value                           26,677,428                     -                       -             26,677,428
Mid Cap Growth                          31,536,483                     -                       -             31,536,483
Small Cap Value                         13,528,661                74,744                       -             13,603,405
Small Cap Growth                        11,123,838               345,633                       -             11,469,472
International Stock                      9,979,808            93,274,691                       -            103,254,499

NEW ACCOUNTING PRONOUNCEMENTS: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management has evaluated FAS 161 and has determined that there is no impact on the Funds' financial statements as the Funds currently do not hold derivative financial instruments. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133 ("FAS 133"), "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

2. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

--------------------------------------------------------------------------------
                                       39
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. SECURITIES LENDING

Each fund, except the Target Allocation, Cash Reserves, Small Cap Value, and Small Cap Growth Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At January 31, 2009, none of the funds had securities on loan.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At January 31, 2009, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                           APPRECIATION          DEPRECIATION           NET
----                           ------------          ------------           ---
Conservative Allocation            $115,819          ($7,405,980)        ($7,290,161)
Moderate Allocation                 172,107          (26,378,938)        (26,206,831)
Aggressive Allocation               124,511          (11,478,009)        (11,353,498)
Bond                              7,145,012           (6,305,698)            839,314
High Income                       1,081,142           (6,714,277)         (5,633,135)
Diversified Income                2,022,166          (18,541,763)        (16,519,597)
Large Cap Value                   6,678,780          (46,782,938)        (40,104,158)
Large Cap Growth                  2,360,591          (35,933,404)        (33,572,813)
Mid Cap Value                       507,777          (13,345,781)        (12,838,004)
Mid Cap Growth                      210,865          (19,434,299)        (19,223,434)
Small Cap Value                     222,600           (7,550,351)         (7,327,751)
Small Cap Growth                    420,582           (4,290,993)         (3,870,411)
International Stock                 956,915          (49,204,641)        (48,247,726)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Target Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

--------------------------------------------------------------------------------
                                       40
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the nine-month period ended January 31, 2009 follows:

                                   Balance of
                                   Shares Held                           Balance of
                                       at          Gross      Gross      Shares Held       Value at      Realized     Distributions
     Fund/Underlying Fund          10/31/2008    Additions    Sales     at 01/31/2009     01/31/2009    Gain (Loss)     Received(2)
     --------------------          -----------   ---------    -----     -------------     ----------    -----------   -------------
  CONSERVATIVE ALLOCATION FUND
  MEMBERS Bond Fund
  Class Y                              839,783      52,028      34,196        857,615     $8,490,384         ($676)        $80,431
  MEMBERS High Income
  Fund Class Y                         488,267      39,131      20,359        507,039      2,986,457       (34,355)         53,309
  MEMBERS International
  Stock Fund Class Y                   295,746      31,012      13,358        313,400      2,319,162      (106,318)        117,989
  MEMBERS Large Cap
  Growth Fund Class Y                  225,859      14,069      10,537        229,391      2,316,850       (68,396)          9,592
  MEMBERS Large Cap
  Value Fund Class Y                   166,865      15,364       8,910        173,319      1,507,873       (63,269)         41,667
-----------------------------------------------------------------------------------------------------------------------------------
    TOTALS                                                                               $17,620,726      (273,014)       $302,988

                                   Balance of
                                   Shares Held                           Balance of
                                       at          Gross      Gross      Shares Held       Value at      Realized     Distributions
     Fund/Underlying Fund          10/31/2008    Additions    Sales     at 01/31/2009     01/31/2009    Gain (Loss)     Received(2)
     --------------------          -----------   ---------    -----     -------------     ----------    -----------   -------------
  MODERATE ALLOCATION FUND
  MEMBERS Bond Fund
  Class Y                            1,068,764     169,811      28,558      1,210,017    $11,979,173       ($1,027)       $111,160
  MEMBERS High Income
  Fund Class Y                         661,435     432,158      23,929      1,069,664      6,300,320       (46,024)        109,974
  MEMBERS International
  Stock Fund Class Y                 1,204,052     125,673      32,724      1,297,001      9,597,806      (252,994)        492,215
  MEMBERS Large Cap
  Growth Fund Class Y                  734,970      48,447      20,341        763,076      7,707,068      (143,523)         32,152
  MEMBERS Large Cap
  Value Fund Class Y                   514,669     107,002      15,946        605,725      5,269,808      (115,023)        146,921
  MEMBERS Mid Cap
  Growth Fund Class Y(1)               481,604      12,039      12,761        480,882      1,692,706       (50,630)              -
  MEMBERS Small Cap
  Growth Fund Class Y(1)               292,912       9,016       9,619        292,309      1,505,390       (55,909)              -
  MEMBERS Small Cap
  Value Fund Class Y                   261,345      36,991       8,128        290,208      1,694,814       (36,719)         17,755
-----------------------------------------------------------------------------------------------------------------------------------
   TOTALS                                                                               $45,747,085      ($701,849)       $910,177

(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                   Balance of
                                   Shares Held                           Balance of
                                       at          Gross      Gross      Shares Held       Value at      Realized     Distributions
     Fund/Underlying Fund          10/31/2008    Additions    Sales     at 01/31/2009     01/31/2009    Gain (Loss)     Received(2)
     --------------------          -----------   ---------    -----     -------------     ----------    -----------   -------------
  AGGRESSIVE ALLOCATION FUND
  MEMBERS Bond Fund Class Y                  -      78,500       1,289         77,211       $764,388           ($27)        $5,357
  MEMBERS High Income
  Fund Class Y                               -     223,958       4,080        219,878      1,295,081            110         22,307
  MEMBERS International
  Stock Fund Class Y                   487,475      57,963      23,037        522,401      3,865,766       (186,884)       195,984
  MEMBERS Large Cap
  Growth Fund Class Y                  286,190      21,971       5,616        302,545      3,055,700        (39,301)        12,602
  MEMBERS Large Cap Value
  Fund Class Y                         184,910      19,469       4,042        200,337      1,742,932        (27,483)        47,996
  MEMBERS Mid Cap Growth
  Fund Class Y(1)                      315,566      21,721       5,760        331,527      1,166,974        (22,197)             -
  MEMBERS Small Cap
  Growth Fund Class Y(1)               158,540      13,186       3,592        168,134        865,891        (20,263)             -
  MEMBERS Small Cap Value
  Fund Class Y                         142,343      12,509       3,054        151,798        886,499        (12,669)         9,171
-----------------------------------------------------------------------------------------------------------------------------------
  TOTALS                                                                                 $13,643,231      ($308,714)      $293,417

(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve- month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

  BY:  /s/David P. Marks
       -----------------
       David P. Marks
       President

DATE:  03/23/09
       --------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

  BY:  /s/David P. Marks
       -----------------
       David P. Marks
       President, MEMBERS Mutual Funds

DATE:  03/23/09
       --------

  BY:  /s/Holly S. Baggot
       ------------------
       Holly S. Baggot
       Treasurer, MEMBERS Mutual Funds

DATE:  03/23/09
       --------

                                  EXHIBIT LIST

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.